Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (53.5%)
$82,900	United States Treasury Bills(1)	(AA+, Aaa)	03/10/22	0.039	$82,897,636
5,000	United States Treasury Bills(1)	(AA+, Aaa)	04/21/22	0.038	4,998,217
15,000	United States Treasury Bills(1)	(AA+, Aaa)	05/19/22	0.040	14,988,520
15,000	United States Treasury Bills(1)	(AA+, Aaa)	06/16/22	0.056	14,981,662
15,000	United States Treasury Bills(1)	(AA+, Aaa)	07/14/22	0.063	14,971,520
15,000	United States Treasury Bills(1)	(AA+, Aaa)	08/11/22	0.074	14,963,989
15,000	United States Treasury Bills(1)	(AA+, Aaa)	09/08/22	0.078	14,956,634
15,000	United States Treasury Bills(1)	(AA+, Aaa)	10/06/22	0.125	14,946,303
15,000	United States Treasury Bills(1)	(AA+, Aaa)	11/03/22	0.220	14,934,764
15,000	United States Treasury Bills(1)	(AA+, Aaa)	12/01/22	0.275	14,921,567
4,300	United States Treasury Bills(1)	(AA+, Aaa)	12/29/22	0.646	4,271,791
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $212,075,782)					211,832,603

Number of Shares

SHORT-TERM INVESTMENTS (32.9%)
129,975,074	State Street Institutional U.S. Government Money Market Fund - Premier Class (Cost $129,975,074)	129,975,074

TOTAL INVESTMENTS AT VALUE (86.4%) (Cost $342,050,856)		341,807,677
OTHER ASSETS IN EXCESS OF LIABILITIES (13.6%)		53,923,013
NET ASSETS(2) (100.0%)		$395,730,690

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2022.
(2)	As of January 31, 2022, the Credit Suisse Managed Futures Strategy Fund held $71,259,995 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 18.0% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2022	100	$4,644,301	$(151,966)
FTSE 100 Index Futures	GBP	Mar 2022	394	39,098,640	1,194,356
					$1,042,390
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2022	(1,053)	(74,494,485)	$1,186,991
CAD Currency Futures	USD	Mar 2022	(910)	(71,657,950)	(3,636)
EUR Currency Futures	USD	Mar 2022	(770)	(108,314,938)	1,071,507
GBP Currency Futures	USD	Mar 2022	(1,062)	(89,307,562)	67,195
JPY Currency Futures	USD	Mar 2022	(1,130)	(122,873,375)	1,188,660
					$3,510,717
Index Contracts
Hang Seng Index Futures	HKD	Feb 2022	(130)	(19,891,248)	$296,975
Nikkei 225 Index Futures OSE	JPY	Mar 2022	(132)	(30,988,067)	732,401
S&P 500 E Mini Index Futures	USD	Mar 2022	(84)	(18,917,850)	(497,263)
					$532,113
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2022	(286)	(374,102,148)	$47,783
10YR U.S. Treasury Note Futures	USD	Mar 2022	(1,323)	(169,302,656)	2,263,132
EURO Bund Futures	EUR	Mar 2022	(688)	(130,425,700)	1,267,913
Long Gilt Futures	GBP	Mar 2022	(654)	(107,012,454)	2,222,870
					$5,801,698
					$10,886,918

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2022 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$23,315,744	03/07/22	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	$—	$3,633,736
USD	51,304,043	03/07/22	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	3,925,092
USD	64,694,923	03/07/22	Macquarie Bank Ltd.	Bloomberg Agriculture Index	0.10%	At Maturity	—	3,944,324
							$—	$11,503,152

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$16,448,969	03/07/22	Macquarie Bank Ltd.	Bloomberg Precious Metals Index	0.09%	At Maturity	$—	$(196,288)
							$—	$(196,288)
							$—	$11,306,864

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

U.S. Treasury securities in the amount of $391,000 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
United States Treasury Obligations	$—	$211,832,603	$—	$211,832,603
Short-term Investments	129,975,074	—	—	129,975,074
	$129,975,074	$211,832,603	$—	$341,807,677
Other Financial Instruments*
Futures Contracts	$11,539,783	$—	$—	$11,539,783
Swap Contracts	—	11,503,152	—	11,503,152

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$652,865	$—	$—	$652,865
Swap Contracts	—	196,288	—	196,288

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS (1.9%)
BELGIUM (0.0%)
Beverages (0.0%)
Anheuser-Busch InBev SA	57	$3,586

Diversified Financials (0.0%)
Groupe Bruxelles Lambert SA	31	3,319
		6,905
CANADA (0.1%)
Capital Markets (0.0%)
Onex Corp.	48	3,446

Food & Staples Retailing (0.0%)
Loblaw Cos. Ltd.	45	3,470

IT Services (0.0%)
CGI, Inc.(1)	42	3,584

Media (0.0%)
Quebecor, Inc., Class B	150	3,545

Metals/Mining (0.0%)
Kirkland Lake Gold Ltd.	89	3,351

Oil, Gas & Consumable Fuels (0.1%)
Imperial Oil Ltd.	83	3,394
Suncor Energy, Inc.	121	3,456
		6,850
		24,246
DENMARK (0.0%)
Healthcare Equipment & Supplies (0.0%)
GN Store Nord AS	55	3,321

Marine (0.0%)
AP Moller - Maersk A/S, Class B	1	3,584
		6,905
FRANCE (0.1%)
Media (0.0%)
Vivendi SE	254	3,322

Real Estate Investment Trusts (0.1%)
Klepierre S.A.	145	3,848
		7,170
GERMANY (0.1%)
Banks (0.1%)
Fresenius Medical Care AG & Co. KGaA	51	3,460

Media - Services (0.0%)
Scout24 SE(2)	57	3,398

Textiles, Apparel & Luxury Goods (0.0%)
adidas AG	12	3,286
		10,144
ITALY (0.0%)
Automobiles (0.0%)
Ferrari NV	13	2,989

Healthcare Equipment & Supplies (0.0%)
DiaSorin SpA	18	2,769
		5,758
JERSEY (0.0%)
Media (0.0%)
WPP PLC	225	3,520

NETHERLANDS (0.1%)
Chemicals (0.1%)
Akzo Nobel NV	31	3,202
Koninklijke DSM NV	15	2,806
		6,008

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
NETHERLANDS
Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	100	$3,235

Healthcare Equipment & Supplies (0.0%)
Koninklijke Philips NV	92	3,054

Insurance (0.0%)
NN Group NV	63	3,518

Semiconductor Equipment & Products (0.0%)
ASML Holding NV	4	2,703
		18,518
NORWAY (0.0%)
Chemicals (0.0%)
Yara International ASA	68	3,483

Media (0.0%)
Schibsted ASA, Class A	89	2,630
		6,113
SPAIN (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA	132	3,325

SWITZERLAND (0.1%)
Building Products (0.0%)
Geberit AG, Reg S	5	3,381

Capital Markets (0.0%)
UBS Group AG, Reg S	181	3,342

Electrical Equipment (0.0%)
ABB Ltd., Reg S	96	3,313

Food Products (0.0%)
Nestle S.A., Reg S	27	3,470

Insurance (0.1%)
Baloise Holding AG, Reg S	20	3,487
Swiss Life Holding AG	5	3,203
Swiss Re AG	31	3,361
		10,051
		23,557
UNITED KINGDOM (0.1%)
Banks (0.1%)
Barclays PLC	1,350	3,613
Natwest Group PLC	1,118	3,666
		7,279
Household Durables (0.0%)
The Berkeley Group Holdings PLC	53	3,017

Industrial Conglomerates (0.0%)
Melrose Industries PLC	1,578	3,207

Insurance (0.0%)
Aviva PLC	615	3,622

Oil & Gas (0.0%)
Shell PLC	11	282

Oil, Gas & Consumable Fuels (0.0%)
BP PLC	764	3,951

Software (0.0%)
The Sage Group PLC	300	2,924
		24,282
UNITED STATES (1.3%)
Food Products (0.6%)
Sanderson Farms, Inc.	742	136,528

Healthcare Equipment & Supplies (0.1%)
Intersect ENT, Inc.(1)	1,044	28,606

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Real Estate Investment Trusts (0.6%)
CyrusOne, Inc.	1,666	$149,690
		314,824
TOTAL COMMON STOCKS (Cost $464,603)		455,267
EXCHANGE-TRADED FUNDS (6.8%)
UNITED STATES (6.8%)
Commingled Fund (5.1%)
SPDR FTSE International Government Inflation-Protected Bond ETF	22,877	1,222,595

Energy - Integrated (1.7%)
Alerian MLP ETF(3)	11,577	421,519
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,404,412)		1,644,114
RIGHT (0.0%)
SPAIN (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA, expires 02/20/2022(1) (Cost $149)	277	145

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%

UNITED STATES TREASURY OBLIGATIONS (46.8%)
$200	United States Treasury Bills (4)	(AA+, Aaa)	02/24/22	0.048	199,996
2,800	United States Treasury Bills (4)	(AA+, Aaa)	03/10/22	0.029	2,799,920
4,400	United States Treasury Bills (4)	(AA+, Aaa)	03/10/22	0.039	4,399,874
200	United States Treasury Bills (4)	(AA+, Aaa)	03/24/22	0.045	199,979
200	United States Treasury Bills (4)	(AA+, Aaa)	04/21/22	0.065	199,929
200	United States Treasury Bills (4)	(AA+, Aaa)	05/19/22	0.080	199,847
400	United States Treasury Bills (4)	(AA+, Aaa)	06/16/22	0.056	399,511
400	United States Treasury Bills (4)	(AA+, Aaa)	07/14/22	0.063	399,241
400	United States Treasury Bills (4)	(AA+, Aaa)	08/11/22	0.285	399,040
400	United States Treasury Bills (4)	(AA+, Aaa)	09/08/22	0.293	398,844
400	United States Treasury Bills (4)	(AA+, Aaa)	10/06/22	0.343	398,568
400	United States Treasury Bills (4)	(AA+, Aaa)	11/03/22	0.392	398,260
400	United States Treasury Bills (4)	(AA+, Aaa)	12/01/22	0.436	397,908
400	United States Treasury Bills (4)	(AA+, Aaa)	12/29/22	0.677	397,376
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,192,037)					11,188,293
SHORT-TERM INVESTMENTS (24.8%)

	Number of Shares
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%	5,442,890	5,442,890
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(5)	482,668	482,668
TOTAL SHORT-TERM INVESTMENTS (Cost $5,925,558)		5,925,558
TOTAL INVESTMENTS AT VALUE (80.3%) (Cost $18,986,759)		19,213,377
OTHER ASSETS IN EXCESS OF LIABILITIES (19.7%)		4,701,898
NET ASSETS(6) (100.0%)		$23,915,275

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Non-income producing security.
(2)	Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(3)	Security or portion thereof is out on loan.
(4)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2022.
(5)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2022.
(6)	As of January 31, 2022, the Credit Suisse Multialternative Strategy Fund held $5,519,205 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 23.1% of the Fund's consolidated net assets.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation
CAD	$28,351	USD	$22,179	03/16/22	JPMorgan Chase	$22,179	$22,291	$112
NOK	133,866	USD	14,850	03/16/22	JPMorgan Chase	14,850	15,003	153
USD	51,863	CAD	65,768	03/16/22	JPMorgan Chase	(51,863)	(51,710)	153
USD	56,655	CHF	52,420	03/16/22	Goldman Sachs	(56,655)	(56,367)	288
USD	73,376	DKK	481,472	03/16/22	Societe Generale	(73,376)	(72,609)	767
USD	25,927	EUR	22,989	03/16/22	JPMorgan Chase	(25,927)	(25,795)	132
USD	119,401	EUR	105,200	03/16/22	Societe Generale	(119,401)	(118,038)	1,363
USD	21,294	SEK	194,226	03/16/22	Societe Generale	(21,294)	(20,817)	477
								$3,445

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Depreciation
CAD	7,195	USD	5,755	03/16/22	Goldman Sachs	$5,755	$5,657	$(98)
CHF	10,303	USD	11,245	03/16/22	Goldman Sachs	11,245	11,079	(166)
CHF	20,056	USD	21,568	03/16/22	Morgan Stanley	21,568	21,566	(2)
DKK	286,566	USD	43,672	03/16/22	Goldman Sachs	43,672	43,216	(456)
DKK	149,079	USD	22,534	03/16/22	JPMorgan Chase	22,534	22,482	(52)
EUR	74,084	USD	83,250	03/16/22	JPMorgan Chase	83,250	83,125	(125)
GBP	95,620	USD	128,343	03/16/22	JPMorgan Chase	128,343	128,255	(88)
NOK	17,298	USD	1,958	03/16/22	Goldman Sachs	1,958	1,939	(19)
SEK	194,226	USD	21,325	03/16/22	Morgan Stanley	21,325	20,817	(508)
USD	158,220	GBP	119,359	03/16/22	Societe Generale	(158,220)	(160,097)	(1,877)
USD	22,701	NOK	207,078	03/16/22	Societe Generale	(22,701)	(23,208)	(507)
								$(3,898)
								$(453)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	May 2022	2	$176,625	$142
Corn Futures	USD	May 2022	14	437,150	535
Cotton No. 2 Futures	USD	May 2022	2	123,070	2,732
Soybean Futures	USD	May 2022	6	448,575	11,827
Soybean Meal Futures	USD	May 2022	6	250,200	9,587
Soybean Oil Futures	USD	May 2022	7	272,202	3,664
Sugar No. 11 Futures	USD	May 2022	10	199,360	(3,410)
Wheat Futures	USD	May 2022	9	344,812	(11,921)
					$13,156
Energy
Gasoline RBOB Futures	USD	May 2022	2	221,945	$1,069
Light Sweet Crude Oil Futures	USD	May 2022	8	680,880	6,153
Low Sulphur Gasoil Futures	USD	May 2022	3	225,525	2,067
Natural Gas Future	USD	May 2022	16	745,600	73,017
NY Harbor ULSD Futures	USD	May 2022	1	108,645	408
					$82,714
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2022	23	308,880	$9,465
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	2	27,532	868

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
FTSE 100 Index Futures	GBP	Mar 2022	1	$99,235	$112
					$10,445
Industrial Metals
LME Nickel Futures	USD	May 2022	2	266,796	$(2,437)
LME Primary Aluminum Futures	USD	Mar 2022	1	75,725	10,691
LME Primary Aluminum Futures	USD	May 2022	4	301,675	(5,716)
LME Zinc Futures	USD	Mar 2022	1	90,163	11,566
LME Zinc Futures	USD	May 2022	3	268,350	(766)
					$13,338
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Mar 2022	22	2,123,765	$15,085
10YR CAD Bond Futures	CAD	Mar 2022	16	1,749,961	1,899
10YR JGB Mini Futures	JPY	Mar 2022	20	2,615,925	(323)
EURO Bund Futures	EUR	Mar 2022	16	3,033,156	(13,231)
					$3,430
Precious Metals
Copper Futures	USD	May 2022	4	432,650	$(10,464)
Silver Futures	USD	May 2022	3	336,480	(14,200)
					$(24,664)
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Mar 2022	(2)	(176,325)	$(177)
Corn Futures	USD	Mar 2022	(14)	(438,200)	(365)
Cotton No. 2 Futures	USD	Mar 2022	(2)	(127,570)	(4,578)
Soybean Futures	USD	Mar 2022	(6)	(447,150)	(12,373)
Soybean Meal Futures	USD	Mar 2022	(6)	(251,340)	(10,083)
Soybean Oil Futures	USD	Mar 2022	(7)	(272,244)	(3,908)
Sugar No. 11 Futures	USD	Mar 2022	(10)	(204,064)	2,526
Wheat Futures	USD	Mar 2022	(9)	(342,562)	11,841
					$(17,117)
Energy
Gasoline RBOB Futures	USD	Mar 2022	(2)	(214,570)	$(1,317)
Light Sweet Crude Oil Futures	USD	Mar 2022	(8)	(705,200)	(9,597)
Low Sulphur Gasoil Futures	USD	Mar 2022	(3)	(234,825)	(3,558)
Natural Gas Future	USD	Mar 2022	(16)	(779,840)	(98,763)
NY Harbor ULSD Futures	USD	Mar 2022	(1)	(114,059)	(952)
					$(114,187)
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2022	(3)	(212,235)	$3,029
CAD Currency Futures	USD	Mar 2022	(2)	(157,490)	(8)
EUR Currency Futures	USD	Mar 2022	(2)	(281,337)	2,130
GBP Currency Futures	USD	Mar 2022	(3)	(252,281)	304
JPY Currency Futures	USD	Mar 2022	(3)	(326,213)	(437)
					$5,018
Index Contracts
Russell 2000 E-Mini Index Futues	USD	Mar 2022	(18)	(1,821,960)	$121,106
S&P 500 E Mini Index Futures	USD	Mar 2022	(1)	(225,213)	(5,757)
EURO Stoxx 50 Index Futures	EUR	Mar 2022	(3)	(139,329)	2,033
					$117,382
Industrial Metals
LME Nickel Futures	USD	Mar 2022	(2)	(271,056)	$1,583
LME Primary Aluminum Futures	USD	Mar 2022	(5)	(378,625)	(4,643)
LME Zinc Futures	USD	Mar 2022	(4)	(360,650)	(8,754)
					$(11,814)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2022	(31)	(3,967,031)	$(4,705)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Long Gilt Futures	GBP	Mar 2022	(47)	$(7,690,498)	$72,644
					$67,939
Precious Metals
Copper Futures	USD	Mar 2022	(4)	(432,450)	$10,361
Silver Futures	USD	Mar 2022	(3)	(335,895)	14,185
					$24,546
					$170,186

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$222,797	03/07/22	Bank of America	BAML Buyback Activity in Equities(b)	0.59%	Monthly	$—	$4,241
USD	285,786	03/07/22	Bank of America	BAML USD Custom Equity Basket(b)	0.58%	Monthly	—	2,278
USD	4,374,724	03/07/22	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	188,331
USD	2,345,929	03/07/22	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	27,266
USD	1,044,435	03/07/22	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	15,530
USD	130,866	03/07/22	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	7,428
USD	62,113	03/07/22	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	—	5,791
USD	767,821	03/07/22	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(b)	0.40%	At Maturity	—	16,358
USD	91,470	04/29/22	Goldman Sachs	(0.22)%	New York Community Bancorp.	Monthly	—	6,958
USD	83,261	06/10/22	Goldman Sachs	(0.22)%	Old National Bancorp.	Monthly	—	2,554
USD	108,651	08/04/22	Goldman Sachs	Investors Bancorp, Inc.	0.54%	Monthly	—	940
GBP	27,904	08/04/22	Goldman Sachs	Meggitt PLC	0.68%	Monthly	—	52
USD	47	08/11/22	Goldman Sachs	(0.26)%	Penn National Gaming, Inc.	Monthly	—	1
GBP	76,468	08/18/22	Goldman Sachs	Avast PLC	0.68%	Monthly	—	148
USD	7,284	08/18/22	Goldman Sachs	(0.22)%	NortonLifeLock, Inc.	Monthly	—	53
USD	85,472	09/09/22	Goldman Sachs	American National Group, Inc.	0.54%	Monthly	—	82

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$5,373	09/22/22	Goldman Sachs	(0.22)%	First Interstate BancSystem, Inc.	Monthly	$—	$823
USD	76,695	10/20/22	Goldman Sachs	Umpqua Holdings Corp.	0.54%	Monthly	—	2,742
USD	7,495	10/25/22	Goldman Sachs	Achillion Pharmaceuticals CVR	0.54%	Monthly	—	0
USD	32,494	12/22/22	Goldman Sachs	(0.22)%	Entegris, Inc.	Monthly	—	3,045
CHF	91,860	12/22/22	Goldman Sachs	Vifor Pharma AG	(0.03)%	Monthly	—	443
USD	59,596	12/29/22	Goldman Sachs	(0.22)%	Quidel Corp.	Monthly	—	11,040
USD	46,969	01/06/23	Goldman Sachs	Nuance Communications, Inc.	0.54%	Monthly	—	49
USD	68,452	01/06/23	Goldman Sachs	Bottomline Technologies	0.54%	Monthly	—	5
USD	46	01/06/23	Goldman Sachs	Kraton Corp.	0.54%	Monthly	—	0
USD	62,068	01/06/23	Goldman Sachs	(0.22)%	Citizens Financial Group	Monthly	—	2,106
USD	63,891	01/06/23	Goldman Sachs	(0.22)%	M & T Bank Corp.	Monthly	—	712
USD	15,348	01/06/23	Goldman Sachs	(0.22)%	Entegris, Inc.	Monthly	—	1,686
USD	6,591	01/06/23	Goldman Sachs	(0.22)%	NortonLifeLock, Inc.	Monthly	—	192
USD	57,384	01/06/23	Goldman Sachs	(0.22)%	New York Community Bancorp.	Monthly	—	5,473
USD	755,341	01/06/23	Goldman Sachs	Investors Bancorp, Inc.	0.54%	Monthly	—	22,280
USD	68,799	01/06/23	Goldman Sachs	(0.22)%	Old National Bancorp.	Monthly	—	3,929
USD	63,702	01/06/23	Goldman Sachs	(0.22)%	Columbia Banking System, Inc.	Monthly	—	823
USD	37,391	01/06/23	Goldman Sachs	GCP Applied Technologies	0.54%	Monthly	—	28
USD	41,752	01/06/23	Goldman Sachs	(0.22)%	Quidel Corp.	Monthly	—	7,866
USD	64,514	01/06/23	Goldman Sachs	(0.22)%	Webster Financial Corp.	Monthly	—	5,091
USD	10,980	01/06/23	Goldman Sachs	(0.22)%	CBTX, Inc.	Monthly	—	326
USD	4,201	01/06/23	Goldman Sachs	(0.22)%	First Interstate BancSystem, Inc.	Monthly	—	650
GBP	67,263	01/06/23	Goldman Sachs	Avast PLC	0.68%	Monthly	—	267
GBP	19,597	01/06/23	Goldman Sachs	Meggitt PLC	0.68%	Monthly	—	5
USD	11,883	01/06/23	Goldman Sachs	Neophotonics Corp.	0.54%	Monthly	—	113
CHF	59,420	01/09/23	Goldman Sachs	Vifor Pharma AG	(0.03)%	Monthly	—	196
GBP	91,310	01/26/23	Goldman Sachs	Clinigen Group PLC	0.68%	Monthly	—	536
USD	4,580,125	03/07/22	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio(a)	0.60%	At Maturity	—	10,819
USD	393,214	03/07/22	JPMorgan Chase	J.P. Morgan Rates U.S. Volatility Carry Index(b)	0.00%	At Maturity	—	10
USD	4,853,731	03/07/22	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	26,260
USD	82,842	04/11/22	JPMorgan Chase	Peoples United Financial	0.50%	Monthly	—	1,170

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$66,871	05/23/22	JPMorgan Chase	Nuance Communications, Inc.	0.50%	Monthly	$—	$36
USD	322,627	05/23/22	JPMorgan Chase	(0.30)%	Webster Financial Corp.	Monthly	—	13,807
USD	55,410	10/24/22	JPMorgan Chase	(0.28)%	Goldman Sachs Group, Inc.	Monthly	—	6,109
USD	18,697	12/12/22	JPMorgan Chase	Allegiance Bancshares, Inc.	0.50%	Monthly	—	207
USD	18,214	12/12/22	JPMorgan Chase	(0.30)%	CBTX, Inc.	Monthly	—	202
USD	16,939	12/12/22	JPMorgan Chase	Neophotonics Corp.	0.50%	Monthly	—	83
USD	87,566	12/27/22	JPMorgan Chase	Vonage Holdings Corp.	0.50%	Monthly	—	295
USD	53,209	01/09/23	JPMorgan Chase	GCP Applied Technologies	0.50%	Monthly	—	0
USD	61,628	02/06/23	JPMorgan Chase	Vonage Holdings Corp.	0.50%	Monthly	—	133
USD	38,702	02/06/23	JPMorgan Chase	(0.30)%	Goldman Sachs Group, Inc.	Monthly	—	3,944
USD	161,741	03/07/22	Macquarie Bank Ltd.	Bloomberg Agriculture Index	0.10%	At Maturity	—	10,246
USD	3,639,761	03/07/22	Morgan Stanley	GC Intraday Momentum Index(e)	0.15%	At Maturity	—	5,442
USD	3,089,205	03/07/22	Societe Generale	SGI VRR US Index(a)	0.25%	At Maturity	—	21,120
							$—	$448,320

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$63,902	03/04/22	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	$—	$(1,416)
USD	1,697,696	03/04/22	Bank of America	BofA Daily Listed Put Ratio and Call Ratio Index - US(b)	0.05%	At Maturity	—	(6,642)
USD	649,674	03/07/22	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	—	(12,805)
USD	2,482,344	05/25/22	Bank of America	BAML USD Custom Equity Basket(b)	0.59%	Monthly	—	(337,028)
USD	3,451,029	03/07/22	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	—	(9,023)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$664,015	03/07/22	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	$—	$(3,018)
USD	1,021,648	03/07/22	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	(31,432)
EUR	767,971	03/07/22	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	(9,616)
USD	289,508	03/07/22	BNP Paribas	BNP Paribhas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.08%	At Maturity	—	(171)
USD	1,587,307	03/07/22	Citigroup	Citi Equity US Tech Congestion Index Series 1(b)	0.00%	At Maturity	—	(49,465)
USD	1,817,666	03/07/22	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	(1,190)
USD	3,600,730	03/07/22	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(44,559)
USD	1,379,461	03/07/22	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(49,717)
USD	2,877,537	03/07/22	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	(39,490)
USD	133,369	03/07/22	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(12,810)
USD	407,183	04/29/22	Goldman Sachs	Welbilt, Inc.	0.54%	Monthly	—	(1,196)
USD	89,384	04/29/22	Goldman Sachs	Flagstar Bancorp, Inc.	0.54%	Monthly	—	(7,707)
USD	82,807	06/10/22	Goldman Sachs	First Midwest Bancorp, Inc.	0.54%	Monthly	—	(2,136)
USD	101,603	08/04/22	Goldman Sachs	(0.22)%	Citizens Financial Group	Monthly	—	(977)
USD	5,330	09/22/22	Goldman Sachs	Great Western Bancorp, Inc.	0.54%	Monthly	—	(822)
USD	78,679	10/20/22	Goldman Sachs	(0.22)%	Columbia Banking System, Inc.	Monthly	—	(2,493)
USD	26,589	12/15/22	Goldman Sachs	Arena Pharmaceuticals, Inc.	0.54%	Monthly	—	(283)
CAD	19,195	12/20/22	Goldman Sachs	Shaw Communications, Inc.	0.85%	Monthly	—	(40)
USD	151,674	12/22/22	Goldman Sachs	CMC Materials, Inc.	0.54%	Monthly	—	(7,263)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$74,966	12/22/22	Goldman Sachs	Cerner Corp.	0.54%	Monthly	$—	$(1,122)
USD	82,288	12/29/22	Goldman Sachs	Bottomline Technologies	0.54%	Monthly	—	(15)
USD	89,546	12/29/22	Goldman Sachs	Ortho Clinical Diagnostics	0.54%	Monthly	—	(12,251)
USD	64,200	01/06/23	Goldman Sachs	Sterling Bancorp.	0.54%	Monthly	—	(4,837)
USD	56,187	01/06/23	Goldman Sachs	Flagstar Bancorp, Inc.	0.54%	Monthly	—	(6,005)
USD	61,576	01/06/23	Goldman Sachs	Umpqua Holdings Corp.	0.54%	Monthly	—	(26)
USD	62,841	01/06/23	Goldman Sachs	Peoples United Financial	0.54%	Monthly	—	(1,503)
USD	35,540	01/06/23	Goldman Sachs	Forterra, Inc.	0.54%	Monthly	—	(663)
USD	688,134	01/06/23	Goldman Sachs	(0.22)%	Vanguard FTSE Emerging Market	Monthly	—	(7,097)
USD	52,070	01/06/23	Goldman Sachs	Cerner Corp.	0.54%	Monthly	—	(745)
USD	11,416	01/06/23	Goldman Sachs	Allegiance Bancshares, Inc.	0.54%	Monthly	—	(188)
USD	48,020	01/06/23	Goldman Sachs	CMC Materials, Inc.	0.54%	Monthly	—	(2,293)
USD	18,673	01/06/23	Goldman Sachs	Arena Pharmaceuticals, Inc.	0.54%	Monthly	—	(185)
USD	62,401	01/06/23	Goldman Sachs	Rogers Corp.	0.54%	Monthly	—	(168)
USD	68,522	01/06/23	Goldman Sachs	First Midwest Bancorp, Inc.	0.54%	Monthly	—	(3,678)
EUR	11,856	01/06/23	Goldman Sachs	Akka Technologies	(0.07)%	Monthly	—	(22)
USD	60,509	01/06/23	Goldman Sachs	American National Group, Inc.	0.54%	Monthly	—	(74)
USD	62,246	01/06/23	Goldman Sachs	Mcafee Corp.	0.54%	Monthly	—	(276)
USD	63,036	01/06/23	Goldman Sachs	Ortho Clinical Diagnostics	0.54%	Monthly	—	(9,095)
CAD	13,477	01/06/23	Goldman Sachs	Shaw Communications, Inc.	0.88%	Monthly	—	(76)
USD	52,324	01/26/23	Goldman Sachs	Activison Blizzard, Inc.	0.54%	Monthly	—	(19)
USD	799,996	03/07/22	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.10%	At Maturity	(4)	(24,083)
USD	3,152,065	03/07/22	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(186,413)
USD	3,600,631	03/07/22	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	(51,544)
USD	84,628	04/11/22	JPMorgan Chase	(0.30)%	M & T Bank Corp.	Monthly	—	(2,094)
USD	50,416	04/11/22	JPMorgan Chase	Forterra, Inc.	0.50%	Monthly	—	(824)
USD	321,731	05/23/22	JPMorgan Chase	Sterling Bancorp.	0.50%	Monthly	—	(13,034)
USD	51,034	06/20/22	JPMorgan Chase	Ferro Corp.	0.50%	Monthly	—	(47)
EUR	16,914	09/05/22	JPMorgan Chase	Akka Technologies	(0.17)%	Monthly	—	(34)
USD	54,934	10/24/22	JPMorgan Chase	GreenSky, Inc.	0.52%	Monthly	—	(6,109)
USD	88,790	12/12/22	JPMorgan Chase	Rogers Corp.	0.50%	Monthly	—	(81)
USD	88,451	12/12/22	JPMorgan Chase	Mcafee Corp.	0.50%	Monthly	—	(343)
EUR	53,807	01/13/23	JPMorgan Chase	Intertrust NV	(0.18)%	Monthly	—	(1,131)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$35,896	02/06/23	JPMorgan Chase	Ferro Corp.	0.50%	Monthly	$—	$(67)
USD	4,215	02/06/23	JPMorgan Chase	Great Western Bancorp, Inc.	0.50%	Monthly	—	(695)
USD	38,426	02/06/23	JPMorgan Chase	GreenSky, Inc.	0.50%	Monthly	—	(3,923)
EUR	37,659	02/06/23	JPMorgan Chase	Intertrust NV	(0.22)%	Monthly	—	(776)
USD	663,650	03/07/22	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	(18,213)
USD	40,733	03/07/22	Macquarie Bank Ltd.	Bloomberg Precious Metals Index	0.09%	At Maturity	—	(100)
USD	4,232,287	03/07/22	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(36,934)
USD	758,073	03/07/22	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(598)
USD	1,174,529	02/17/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	(14,676)
USD	1,364,528	03/07/22	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(89,549)
							$(4)	$(1,132,905)
							$(4)	$(684,585)

(a) The index constituents are available on the counterparty’s website.

(b) The index constituents are available on the Fund’s website.

(c) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d) The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e) The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
SEK = Swedish Krona
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$335,719	$119,548	$—	$455,267
Exchange-traded Funds	1,644,114	—	—	1,644,114
Right	145	—	—	145
United States Treasury Obligations	—	11,188,293	—	11,188,293
Short-term Investments	5,442,890	482,668	—	5,925,558
	$7,422,868	$11,790,509	$—	$19,213,377
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,445	$—	$3,445
Futures Contracts	402,629	—	—	402,629
Swap Contracts	—	448,320	—	448,320

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,898	$—	$3,898
Futures Contracts	232,443	—	—	232,443
Swap Contracts	—	1,132,905	—	1,132,905

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

During the period ended January 31, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (84.1%)
Advertising (0.1%)
$4,268	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.605	$4,254,340

Aerospace & Defense (1.8%)
4,006	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	01/29/27	3.605	4,016,249
4,750	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(1),(2)	(NR, NR)	01/31/28	10.000	4,785,625
1,757	Amentum Government Services Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B1)	01/29/27	5.500	1,761,975
6,000	Amentum Government Services Holdings LLC(2),(3),(4)	(NR, NR)	12/07/29	0.000	5,820,000
11,750	Amentum Government Services Holdings LLC(2),(3),(4)	(B, B1)	03/31/27	0.000	11,691,250
2,560	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	2.750	2,515,112
9,025	KKR Apple Bidco, LLC, LIBOR 1M + 3.000%(1)	(B+, B1)	09/23/28	3.500	9,017,164
3,517	Peraton Corp., LIBOR 1M + 7.750%(1)	(NR, NR)	02/01/29	8.500	3,602,929
18,865	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	4.500	18,887,223
					62,097,527
Air Transportation (0.4%)
9,319	Brown Group Holding LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	06/07/28	3.000	9,282,894
4,963	United Airlines, Inc., LIBOR 3M + 3.750%(1)	(BB-, Ba1)	04/21/28	4.500	4,976,271
					14,259,165
Auto Parts & Equipment (3.9%)
5,977	Adient U.S. LLC, LIBOR 1M + 3.500%(1)	(BB-, Ba3)	04/10/28	3.605	5,985,195
1,933	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	04/06/24	3.000	1,930,197
13,942	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	04/06/28	5.000	13,970,354
11,083	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	3.355	11,047,209
15,667	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(5)	(B-, B2)	11/02/23	2.750	14,669,076
11,894	Dayco Products LLC, LIBOR 3M + 4.250%(1)	(CCC+, B3)	05/19/23	4.425	11,739,841
6,454	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	4.355	6,471,903
8,376	Garrett LX I Sarl, LIBOR 3M + 3.250%(1),(2)	(B+, Ba2)	04/30/28	3.750	8,354,877
7,284	Gates Global LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/31/27	3.250	7,273,094
1,898	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK"(1),(6)	(CCC-, Caa3)	03/02/26	11.000	1,875,774
2,712	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK"(1),(6)	(B-, Caa1)	08/28/25	7.000	2,698,124
11,252	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1)	(B, B2)	11/02/27	4.000	11,248,336
1,129	PAI Holdco, Inc., LIBOR 3M + 3.750%(1)	(B, B1)	10/28/27	4.250	1,128,984
5,732	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(1)	(BB-, B1)	02/08/28	4.750	5,721,151
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(5)	(B, Ba3)	05/22/24	4.105	6,202,722
7,023	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(7)	(BB+, Ba3)	12/16/26	3.250	7,887,858
5,230	TI Group Automotive Systems LLC, LIBOR 3M + 3.250%(1)	(BB+, Ba3)	12/16/26	3.750	5,233,128
9,967	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(CCC+, B2)	12/23/24	5.250	9,385,567
					132,823,390
Banking (0.5%)
13,762	Citco Funding LLC, LIBOR 3M + 2.500%(1)	(NR, Ba3)	09/28/23	2.658	13,751,578
2,955	Citco Funding LLC, LIBOR 3M + 3.250%(1),(2)	(NR, Ba3)	09/28/23	3.750	2,955,000
					16,706,578
Brokerage (0.1%)
2,114	RE/MAX International, Inc., LIBOR 3M + 2.500%(1)	(BB, Ba3)	07/21/28	3.000	2,109,666

Building & Construction (0.3%)
7,402	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	07/31/25	3.250	7,383,301
235	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(2),(8)	(B, B2)	10/29/27	4.000	234,774
2,830	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(2)	(B, B2)	10/29/27	4.750	2,829,861
					10,447,936
Building Materials (2.9%)
9,283	Chamberlain Group, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/03/28	4.000	9,277,599
16,548	Core & Main LP, LIBOR 1M + 2.500%(1)	(B+, Ba3)	07/27/28	2.608	16,485,951
18,012	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	04/12/28	3.750	18,003,975
1,689	DiversiTech Holdings, Inc.(3)	(B-, B2)	12/16/28	0.000	1,689,703
349	DiversiTech Holdings, Inc.(3)	(NR, B2)	12/16/28	0.000	349,594
7,091	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.110	7,033,762
9,873	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%(1)	(B, B2)	02/03/28	3.750	9,837,092
1,451	Hillman Group, Inc. (The) (Delayed Draw Term Loan), LIBOR 1M + 2.750%(1),(8)	(B+, B1)	07/14/28	3.250	1,448,139

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$6,046	Hillman Group, Inc. (The) (Term Loan B1), LIBOR 1M + 2.750%(1)	(B+, B1)	07/14/28	3.250	$6,032,073
2,672	LBM Acquisition LLC(3)	(B-, B3)	12/17/27	0.000	2,659,588
11,109	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	12/28/27	4.000	11,066,576
7,481	SRS Distribution, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	06/02/28	4.250 - 4.269	7,484,308
5,225	Wilsonart LLC, LIBOR 3M + 3.500%(1)	(B+, B2)	12/19/26	4.500	5,221,314
					96,589,674
Cable & Satellite TV (0.7%)
15,032	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.356	14,844,207
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(7)	(B+, B1)	01/31/29	3.000	7,750,126
					22,594,333
Chemicals (5.8%)
2,698	Aruba Investments, Inc., LIBOR 6M + 3.750%(1)	(B-, B2)	11/24/27	4.500	2,704,513
10,315	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, B1)	08/27/26	5.500	10,371,699
3,538	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(2)	(B, B2)	11/20/23	4.500	3,542,444
2,475	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(2)	(B, B2)	11/20/23	4.500	2,478,461
25,878	Atotech B.V., LIBOR 1M + 2.500%(1)	(B+, B1)	03/18/28	3.000	25,861,786
7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(7)	(B, B2)	03/07/25	2.500	8,178,868
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	8.500	2,117,081
3,970	CPC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B, B3)	12/29/27	4.500	3,946,835
1,900	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(7)	(CCC+, Caa1)	09/21/23	5.000	2,119,030
550	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK"(1),(6)	(CCC+, Caa1)	09/21/23	6.000	547,197
3,325	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(6)	(CCC+, Caa1)	09/21/23	6.000	3,310,096
6,626	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba2)	12/31/27	3.500	6,626,903
1,641	GEON Performance Solutions, LLC, LIBOR 3M + 4.750%(1)	(B+, B2)	08/18/28	5.500	1,656,051
2,386	Illuminate Buyer, LLC, LIBOR 1M + 3.500%(1)	(B+, B1)	06/30/27	3.605	2,380,013
2,490	INEOS Styrolution U.S. Holding LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	01/29/26	3.250	2,488,058
17,533	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/01/24	2.105	17,456,251
1,068	Kraton Polymers, LLC(2),(3)	(BB, Ba3)	11/18/28	0.000	1,073,155
8,099	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1)	(B, B2)	01/03/29	5.500	8,119,590
6,668	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/02/26	2.724	6,632,268
6,384	Orion Engineered Carbons GmbH, LIBOR 3M + 2.250%(1),(2)	(BB, Ba2)	09/24/28	2.750	6,328,140
13,086	PMHC II, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	03/31/25	4.500	13,052,998
2,907	PMHC II, Inc., LIBOR 1M + 7.750%(1),(5)	(CCC+, Caa2)	03/30/26	8.750	2,885,350
11,414	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(1)	(B-, B3)	10/15/25	4.854 - 4.988	11,428,132
8,357	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	2.720	8,302,029
4,100	RelaDyne, Inc.(3)	(NR, NR)	12/22/28	0.000	4,103,854
4,100	RelaDyne, Inc.(3)	(B, B2)	12/22/28	0.000	4,079,500
14,322	Starfruit Finco B.V, LIBOR 1M + 3.000%(1)	(B+, B2)	10/01/25	3.105	14,250,437
2,855	Tronox Finance LLC, LIBOR 1M + 2.250%, LIBOR 3M + 2.250%(1)	(BB-, Ba3)	03/13/28	2.355 - 2.474	2,842,744
1,174	UTEX Industries, Inc., LIBOR 1M + 5.250%(1)	(NR, NR)	12/03/25	11.000	1,167,650
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(5)	(CCC-, Caa3)	10/27/25	9.250	3,908,648
4,050	Vantage Specialty Chemicals, Inc.(3)	(CCC+, Caa1)	10/28/24	0.000	3,990,263
6,469	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	5.000	6,320,892
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(5)	(CCC-, Caa2)	08/11/25	9.250	2,110,255
					196,381,191
Diversified Capital Goods (1.7%)
9,769	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B, B1)	01/02/26	4.605	9,808,262
885	DexKo Global, Inc. (Delayed Draw Term Loan), LIBOR 3M + 3.750%(1),(8)	(B-, B1)	10/04/28	4.250	885,632
4,080	DexKo Global, Inc. (Term Loan B), LIBOR 3M + 3.750%(1)	(B-, B1)	10/04/28	4.250	4,080,450
10,515	Dynacast International LLC, LIBOR 3M + 4.750%(1),(2)	(B-, B2)	07/22/25	5.750	10,567,970
1,373	Dynacast International LLC, LIBOR 3M + 9.250%(1),(2)	(CCC, Caa2)	10/22/25	10.250	1,400,764
3,808	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	4.355	3,797,567
4,986	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	7.500 - 10.750	4,973,199
6,010	Filtration Group Corp., LIBOR 1M + 3.500%(1)	(B, B3)	10/21/28	4.000	6,012,197
3,318	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	3.500	3,321,648
11,448	Hayward Industries, Inc., LIBOR 1M + 2.500%(1)	(BB-, B2)	05/30/28	3.000	11,427,274
					56,274,963

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Electric-Integrated (0.1%)
$3,936	Pacific Gas & Electric Co., LIBOR 3M + 3.000%(1)	(BB-, B1)	06/23/25	3.500	$3,866,757

Electronics (2.3%)
4,205	Brooks Automation, Inc., LIBOR 1M + 2.500%(1),(2)	(BB-, Ba3)	10/04/24	2.610	4,202,137
3,490	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(2)	(B-, B1)	12/02/24	4.500	3,494,462
7,631	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa1)	12/01/25	8.500	7,673,717
12,179	Idemia Group, LIBOR 3M + 4.500%(1)	(B-, B3)	01/09/26	5.250	12,204,795
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.500%(1),(7)	(B-, B3)	01/10/26	4.500	7,882,662
3,134	Infinite Bidco LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	03/02/28	4.250	3,136,225
1,548	Infinite Bidco LLC, LIBOR 1M + 7.000%(1)	(CCC, Caa2)	03/02/29	7.500	1,555,357
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	05/17/24	2.355	4,339,320
13,940	Mirion Technologies, Inc.(3)	(B, B1)	10/20/28	0.000	13,897,504
9,466	MKS Instruments, Inc.(3)	(BB, Ba1)	10/21/28	0.000	9,464,231
8,263	Synaptics, Inc., LIBOR 3M + 2.250%(1)	(BB-, Ba1)	12/02/28	2.750	8,269,168
					76,119,578
Energy - Exploration & Production (0.4%)
2,764	CQP Holdco LP, LIBOR 3M + 3.750%(1)	(B, B2)	06/05/28	4.250	2,764,543
3,806	PES Holdings LLC(9),(10)	(NR, NR)	12/31/22	0.000	3,919,720
15,386	PES Holdings LLC, 3.000% PIK(1),(6),(9)	(NR, NR)	12/31/22	3.000	1,038,538
4,614	PES Holdings LLC, 7.000% PIK(1),(5),(6),(9)	(NR, NR)	12/31/22	7.000	4,129,734
					11,852,535
Environmental (0.2%)
1,426	GFL Environmental, Inc., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	05/30/25	3.500	1,429,049
3,910	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(B-, B2)	03/20/25	4.750	3,827,195
					5,256,244
Food & Drug Retailers (1.2%)
2,999	L1R HB Finance Ltd., EURIBOR 3M + 4.250%(1),(7)	(B-, B3)	09/02/24	4.250	3,129,872
2,999	L1R HB Finance Ltd., EURIBOR 3M + 4.250%(1),(11)	(B-, B3)	09/02/24	4.250	3,667,569
12,693	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	4.500	12,709,901
4,750	Sharp Midco LLC(2),(3)	(B-, B2)	12/31/28	0.000	4,755,937
13,494	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1),(2)	(B-, B2)	12/21/27	4.500	13,510,632
2,012	WOOF Holdings, Inc., LIBOR 6M + 7.250%(1),(2)	(CCC, Caa2)	12/21/28	8.000	2,029,918
					39,803,829
Food - Wholesale (0.8%)
959	AI Aqua Merger Sub, Inc.(3)	(B, B3)	07/31/28	0.000	962,332
7,668	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	07/31/28	4.500	7,698,658
2,272	Sycamore Buyer LLC(3)	(BB+, Ba3)	09/24/28	0.000	2,269,203
5,201	United Natural Foods, Inc., LIBOR 1M + 3.250%(1)	(BB-, B1)	10/22/25	3.355	5,207,812
3,660	UTZ Quality Foods, LLC, LIBOR 1M + 3.000%(1)	(B, B1)	01/20/28	3.105	3,655,193
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(5),(7)	(B, B2)	01/31/25	5.750	5,597,992
					25,391,190
Gaming (1.4%)
3,448	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,465,462
9,157	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.855	9,118,954
7,823	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(5)	(B-, Caa2)	07/08/24	4.105	7,754,237
318	Fertitta Entertainment, LLC(3)	(B, B2)	01/27/29	0.000	315,517
11,026	Golden Nugget, Inc., LIBOR 3M + 2.500%(1)	(CCC, Caa2)	10/04/23	3.250	11,075,522
4,987	GVC Holdings (Gibraltar) Ltd., LIBOR 3M + 2.500%(1)	(BB, Ba2)	03/16/27	3.000	4,985,399
9,376	Twin River Worldwide Holdings, Inc., LIBOR 6M + 3.250%(1)	(BB-, Ba2)	10/02/28	3.750	9,380,777
					46,095,868
Gas Distribution (0.5%)
9,455	Lucid Energy Group II Borrower, LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/24/28	5.000	9,456,985
7,300	Traverse Midstream Partners LLC, SOFR 1M + 4.250%(1)	(B, B3)	09/27/24	5.250	7,303,562
					16,760,547
Health Facilities (1.0%)
1,861	Embecta Corp.(3)	(B+, Ba3)	01/27/29	0.000	1,864,281
1,152	ICU Medical, Inc.(3)	(BB, Ba3)	01/08/29	0.000	1,156,335
22,138	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	3.750	22,179,956
6,871	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(1)	(B, B3)	04/21/27	4.500	6,866,294
2,474	Option Care Health, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba3)	10/27/28	3.250	2,473,399

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (continued)
$567	Resonetics, LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/28/28	4.003	$569,391
					35,109,656
Health Services (5.4%)
3,712	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B2)	12/23/27	3.875	3,691,944
2,307	Agiliti Health, Inc., LIBOR 3M + 2.750%(1),(2)	(B+, B1)	01/04/26	3.500	2,303,902
5,957	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(2)	(B+, B1)	01/04/26	2.875	5,941,760
18,202	Athenahealth, Inc., LIBOR 3M + 4.250%(1)	(B, B2)	02/11/26	4.400	18,224,259
7,298	ATI Holdings Acquisition, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	05/10/23	4.500	7,093,911
8,683	Cambrex Corp., LIBOR 1M + 3.500%(1)	(B, B2)	12/04/26	4.250	8,694,718
4,983	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,001,593
881	Confluent Health, LLC(3)	(B-, B3)	11/30/28	0.000	880,090
4,097	Confluent Health, LLC(3)	(B-, B3)	11/30/28	0.000	4,092,419
14,440	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	14,271,708
8,966	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(CCC+, B3)	03/13/25	4.250	8,863,064
3,011	MedAssets Software Intermediate Holdings, Inc.(3)	(CCC, Caa2)	11/18/29	0.000	3,015,987
3,000	Pearl Intermediate Parent LLC, LIBOR 1M + 6.250%(1)	(CCC+, Caa2)	02/13/26	6.355	3,016,890
6,982	PetVet Care Centers LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/14/25	4.250	6,988,706
8,104	PointClickCare Technologies, Inc., LIBOR 6M + 3.000%(1)	(B+, B1)	12/29/27	3.750	8,114,453
10,838	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	4.354 – 4.489	10,729,222
1,284	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(1),(8)	(B-, B3)	03/16/28	4.500	1,288,529
7,369	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(1)	(B-, B3)	03/16/28	5.250	7,396,649
14,650	Select Medical Corp., LIBOR 1M + 2.250%(1),(2)	(BB-, Ba2)	03/06/25	2.360	14,595,136
3,054	Signify Health LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/22/28	3.750	3,054,986
1,231	Southern Veterinary Partners LLC(3)	(B-, B2)	10/05/27	0.000	1,235,579
1,000	Southern Veterinary Partners LLC, LIBOR 6M + 7.750%(1)	(CCC, Caa2)	10/05/28	8.750	1,004,380
11,406	Southern Veterinary Partners LLC, LIBOR 6M + 4.000%(1)	(B-, B2)	10/05/27	5.000	11,445,283
1,812	TTF Holdings LLC, LIBOR 1M + 4.250%(1),(2)	(B+, B2)	03/31/28	5.000	1,818,508
18,852	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(1)	(B-, B3)	12/10/27	5.750	18,871,627
722	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 1M + 4.500%(1),(8)	(B-, B3)	08/18/28	5.250	723,694
6,692	Western Dental Services, Inc. (Term Loan B), LIBOR 1M + 4.500%(1)	(B-, B3)	08/18/28	5.250	6,703,800
1,983	Women's Care Enterprises LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	01/15/28	5.250	1,983,133
					181,045,930
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 6M + 4.000%(1),(7)	(B, B2)	05/09/25	4.000	5,606,764
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(7)	(CCC, Caa2)	04/30/26	9.000	3,381,209
					8,987,973
Insurance Brokerage (3.2%)
12,254	Acrisure LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/15/27	3.724	12,123,463
1,892	Acrisure, LLC, LIBOR 3M + 4.250%(1)	(B, B2)	02/15/27	4.750	1,895,439
5,321	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	3.355	5,282,308
10,257	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	4.000	10,257,583
12,736	AmWINS Group, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/19/28	3.000	12,657,581
7,273	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	3.605	7,234,843
11,102	Hub International Ltd., LIBOR 3M + 2.750%(1)	(B, B2)	04/25/25	3.020	10,993,284
8,289	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.000	8,287,020
7,204	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(7)	(B, B2)	11/12/27	3.500	8,061,284
18,998	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	3.355	18,831,696
11,903	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(1)	(BB-, B1)	09/01/27	3.750	11,905,284
					107,529,785
Investments & Misc. Financial Services (4.2%)
1,523	AlixPartners, LLP, LIBOR 1M + 2.750%(1)	(B+, B1)	02/04/28	3.250	1,519,338
9,271	AllSpring Buyer LLC, LIBOR 3M + 3.250%(1)	(BB-, Ba2)	11/01/28	3.750	9,289,468
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(5)	(CCC-, Caa1)	04/03/24	4.224	7,481,346
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	7.000	4,788,004
13,567	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	08/02/28	4.000	13,549,708
5,972	Citadel Securities LP, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	02/02/28	2.605	5,925,043
4,948	Cowen, Inc., LIBOR 3M + 3.250%(1),(2)	(BB-, B1)	03/24/28	4.000	4,948,348
11,818	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	11,868,914
12,653	Ditech Holding Corp.(9),(10)	(NR, NR)	06/30/22	0.000	2,554,296
1,221	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,220,305
13,039	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.105	12,980,211

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$532	Focus Financial Partners LLC, PRIME + 1.500%(1)	(BB-, Ba3)	06/24/28	3.000	$530,853
2,300	Focus Financial Partners LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/01/28	3.000	2,294,611
17,615	Hudson River Trading LLC, SOFR 3M + 3.000%(1)	(BB-, Ba2)	03/20/28	3.171	17,420,948
14,192	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	2.855	14,041,666
3,146	Jump Financial, LLC, LIBOR 3M + 3.500%(1),(2)	(BB-, Ba2)	08/02/28	4.000	3,126,009
2,108	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/03/26	4.360	2,102,979
920	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), LIBOR 3M + 3.250%(1),(2),(8)	(B-, Ba3)	08/18/28	3.750	918,865
6,430	Mariner Wealth Advisors LLC (Term Loan B), LIBOR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	3.750	6,422,399
2,348	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1)	(B+, Ba3)	04/30/24	5.250	2,348,323
8,235	VFH Parent LLC, SOFR 3M + 3.000%(1)	(B+, Ba3)	01/13/29	3.500	8,235,170
3,453	Virtus Investment Partners, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	09/28/28	2.351	3,435,620
3,009	Walker & Dunlop, Inc., SOFR 3M + 2.250%(1)	(BBB-, Ba1)	12/16/28	2.750	3,009,373
					140,011,797
Life Insurance (0.0%)
1,143	Vida Capital, Inc., LIBOR 1M + 6.000%(1)	(B-, B2)	10/01/26	6.105	1,060,519

Machinery (2.5%)
5,730	19th Holdings Golf, LLC(2),(3)	(B, B1)	01/26/29	0.000	5,715,675
4,791	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	4,801,821
2,841	Alloy Finco Ltd., LIBOR 3M + 6.750%(1),(11)	(NR, Caa2)	03/06/24	8.750	3,802,420
3,693	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK"(1),(2),(6),(11)	(NR, NR)	03/06/25	14.000	4,975,458
4,001	Alloy Finco Ltd. (USD Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK"(1),(5),(6)	(NR, NR)	03/06/25	14.000	4,152,714
1,383	CMBF LLC (Delayed Draw Term Loan), LIBOR 3M + 6.500%(1),(2),(8)	(B, B3)	08/02/28	6.500	1,377,916
4,647	CMBF LLC (Term Loan), LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	6.500	4,629,797
4,057	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B+, Ba3)	10/01/25	3.519	4,044,647
8,145	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	3.602	8,128,146
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2),(5)	(CCC+, Caa2)	11/16/26	8.352	1,581,559
5,952	Engineered Machinery Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	05/19/28	4.500	5,971,150
924	Griffon Corp.(3)	(BB, Ba2)	01/24/29	0.000	923,901
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(5)	(CCC+, Caa2)	09/06/26	6.855	3,688,442
10,881	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	3.605	10,790,657
478	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	4.860	478,873
1,875	LTI Holdings, Inc.(8)	(B-, B2)	07/24/26	0.000	1,873,837
1,875	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	4.855	1,873,837
793	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	4.855	794,131
515	Pro Mach Group, Inc., LIBOR 3M + 4.000%(1),(8)	(B-, B2)	08/31/28	4.000	516,799
4,091	Pro Mach Group, Inc., LIBOR 3M + 4.000%(1)	(B-, B2)	08/31/28	5.000	4,108,556
619	Victory Buyer LLC, LIBOR 3M + 3.750%(1),(2)	(B-, B2)	11/19/28	4.250	618,456
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(B-, B2)	10/23/25	2.605	8,318,259
					83,167,051
Media - Diversified (0.4%)
12,745	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(2)	(B+, B1)	03/10/28	3.500	12,761,200
1,882	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(CC, Caa1)	08/24/26	3.360	778,113
					13,539,313
Media Content (0.2%)
8,250	Recorded Books, Inc., LIBOR 1M + 4.000%(1)	(B-, B3)	08/29/25	4.105	8,254,125

Medical Products (2.3%)
14,697	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(CCC, B3)	06/15/23	6.000	14,225,510
7,373	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	4.500	7,368,885
3,708	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	4.724	3,503,986
7,165	Femur Buyer, Inc., LIBOR 3M + 0.500%(1),(2)	(NR, NR)	03/05/24	5.000	6,448,437
6,714	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%"(1)	(B+, B1)	10/19/27	3.137	6,720,484
18,750	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	3.750	18,692,906
18,776	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(BB-, B1)	12/11/26	3.250	18,752,804
2,462	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	3.855	2,350,645
					78,063,657
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(9),(10)	(NR, NR)	02/28/19	0.000	17,199

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Oil Refining & Marketing (0.4%)
$12,945	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(7)	(B-, B3)	02/07/25	4.000	$14,471,741

Packaging (2.5%)
5,220	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	3.250	5,176,301
3,859	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750	3,359,381
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(5)	(CCC-, Caa3)	12/07/24	8.750	968,703
2,934	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(2)	(CCC+, Caa1)	12/07/23	6.000	2,547,406
16,003	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	06/29/25	3.214	15,940,431
4,156	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(1)	(B, B2)	03/02/28	4.000	4,155,395
5,726	Graham Packaging Co., Inc., LIBOR 1M + 3.000%(1)	(B, B1)	08/04/27	3.750	5,716,971
15,141	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(1)	(B-, B3)	11/03/25	4.500	15,172,679
6,059	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	3.355	6,024,175
3,461	Ring Container Technologies Group, LLC, LIBOR 1M + 3.750%, LIBOR 6M + 3.750%(1)	(B, B2)	08/12/28	4.250 - 4.269	3,470,818
2,306	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(5)	(CCC, Caa3)	11/01/24	4.750	2,097,738
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(5)	(CC, C)	10/31/25	8.750	2,515,625
5,473	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/29	4.250	5,448,585
10,596	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	3.750	10,546,272
					83,140,480
Packaging & Containers (0.1%)
1,914	Howden Group Holdings Ltd.(3)	(NR, B2)	11/12/27	0.000	1,908,574
3,087	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	4.000	3,080,780
					4,989,354
Personal & Household Products (1.9%)
1,893	ABG Intermediate Holdings 2 LLC, SOFR 3M + 6.000%(1),(2)	(CCC+, Caa1)	12/20/29	6.500	1,919,078
5,681	ABG Intermediate Holdings 2 LLC(3)	(B, B1)	12/08/28	0.000	5,675,659
891	ABG Intermediate Holdings 2 LLC(3)	(B, B1)	12/21/28	0.000	890,299
16,084	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(1)	(B, B1)	09/27/24	4.000	16,079,700
891	ABG Intermediate Holdings 2 LLC(3)	(B, B1)	12/21/28	0.000	890,299
1,250	Anticimex International AB(2),(3)	(B, B2)	11/16/28	0.000	1,253,125
7,531	Anticimex International AB, LIBOR 3M + 3.500%(1)	(B, B2)	11/16/28	4.000	7,541,768
3,208	Fender Musical Instruments Corp., SOFR 1M + 4.000%(1),(2)	(B, B2)	12/01/28	4.500	3,212,320
2,733	Fluidra S.A.(3)	(NR, Ba2)	01/19/29	0.000	2,732,753
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(7)	(B, B3)	10/31/23	5.250	3,784,605
9,976	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	05/12/28	4.500	9,982,308
3,640	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B, B2)	08/10/23	8.500	3,673,460
6,469	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B-, Caa2)	08/10/23	8.500	6,200,111
					63,835,485
Pharmaceuticals (2.9%)
3,172	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	3,212,093
8,605	Alkermes, Inc., LIBOR 3M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	3.000	8,497,132
15,010	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.105	14,909,985
6,016	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	2.855	6,011,670
15,000	Bausch Health Companies, Inc.(3)	(BB, Ba3)	01/27/27	0.000	14,903,925
9,355	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	3.605	9,349,591
7,562	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 5.000%(1)	(B-, B3)	03/27/28	5.750	7,388,548
3,632	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	11/15/27	2.105	3,592,348
11,308	ICON Luxembourg Sarl (LUX Term Loan), LIBOR 3M + 2.250%(1)	(BB+, Ba1)	07/03/28	2.750	11,297,683
2,817	ICON Luxembourg Sarl (US Term Loan), LIBOR 3M + 2.250%(1)	(BB+, Ba1)	07/03/28	2.750	2,814,825
17,159	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	4.000	17,186,835
					99,164,635
Real Estate Development & Management (0.1%)
4,962	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	06/01/26	3.605	4,927,744

Real Estate Investment Trusts (0.4%)
2,463	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba2)	04/23/26	3.250	2,453,418
9,029	Claros Mortgage Trust, Inc., SOFR 3M + 4.500%(1),(2)	(B+, Ba3)	08/09/26	5.000	9,062,859
1,255	iStar, Inc.(3)	(BB, Ba2)	06/28/23	0.000	1,255,482
					12,771,759
Recreation & Travel (1.5%)
12,905	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B, B2)	08/17/28	4.000	12,907,773
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC-, Caa3)	09/04/26	7.925	2,067,692
9,882	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	3.925	9,620,721

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$1,257	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	$959,406
4,753	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(1)	(CCC, Caa2)	09/30/26	3.750	3,555,588
7,918	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.500	7,492,258
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.125	6,008,944
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.125	2,081,670
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(11)	(B, B2)	03/03/24	4.482	5,310,892
					50,004,944
Restaurants (3.0%)
14,743	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.855	14,559,701
17,991	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(1)	(B, B2)	12/01/28	4.750	18,039,986
7,425	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B+, B2)	12/15/27	4.250	7,437,771
13,289	IRB Holding Corp., LIBOR 6M + 2.750%(1)	(B+, B2)	02/05/25	3.750	13,273,408
1,529	K-Mac Holdings Corp., LIBOR 3M + 6.750%(1)	(CCC, Caa2)	07/30/29	7.250	1,526,378
9,466	K-Mac Holdings Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	07/21/28	4.000	9,462,012
3,242	Miller's Ale House, Inc., PRIME + 3.750%, LIBOR 1M + 4.750%(1),(5)	(CCC+, Caa1)	05/30/25	4.859 - 7.000	3,155,149
16,079	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	4.250	16,090,539
17,334	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	3.750	17,316,457
					100,861,401
Software - Services (14.5%)
13,020	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	3.500	13,015,928
442	Applied Systems, Inc., LIBOR 3M + 5.500%(1)	(CCC, Caa2)	09/19/25	6.250	445,936
10,868	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	4.355	10,834,509
6,938	Astra Acquisition Corp., LIBOR 1M + 5.250%(1)	(B-, B2)	10/25/28	5.750	6,872,461
10,797	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	4.000	10,794,080
2,572	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	3.105	2,567,118
2,494	Cardinal Parent, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	11/12/27	5.250	2,495,040
5,878	CCC Intelligent Solutions, Inc., LIBOR 3M + 2.500%(1)	(B, B1)	09/21/28	3.000	5,862,394
14,841	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	04/30/25	2.605	14,684,865
4,812	Cloudera, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/08/28	4.250	4,810,784
2,758	CommerceHub, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	12/29/28	7.105	2,705,902
6,862	CommerceHub, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	12/29/27	4.750	6,841,655
6,462	ConnectWise, LLC, LIBOR 3M + 3.500%(1)	(NR, B2)	09/29/28	4.000	6,458,816
9,333	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	5.175	9,327,495
13,304	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.105	13,324,104
2,083	DCert Buyer, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	02/19/29	7.105	2,100,160
4,535	E2open, LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/04/28	4.000	4,550,390
2,000	E2open, LLC(3)	(B, B2)	02/04/28	0.000	2,006,570
5,583	EAB Global, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	08/16/28	4.000	5,574,566
5,474	Endure Digital, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/10/28	4.250	5,436,690
2,000	EP Purchaser, LLC, LIBOR 3M + 3.500%(1)	(B+, B1)	11/06/28	4.000	2,005,000
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,176,920
14,687	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	4.000	14,670,997
3,491	EverCommerce, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	07/06/28	3.500	3,488,335
28,302	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	4.500	28,245,571
9,532	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	8.250	9,553,503
7,703	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	2.855	7,679,978
3,159	Fleetcor Technologies Operating Company, LLC, LIBOR 1M + 1.750%(1)	(BB+, Ba1)	04/28/28	1.855	3,135,940
23,358	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	4.500	23,398,223
16,585	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.250	16,569,267
9,336	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,350,772
4,963	IGT Holding IV AB, LIBOR 3M + 3.500%(1)	(B, B2)	03/31/28	4.000	4,962,500
7,048	II-VI, Inc.(3)	(BB-, Ba2)	12/01/28	0.000	7,050,503
7,505	Instructure Holdings, Inc., LIBOR 3M + 2.750%(1),(2)	(NR, B1)	10/30/28	3.269	7,514,178
700	Marcel LUX IV Sarl, LIBOR 1M + 4.000%(1),(2)	(BB-, B1)	12/31/27	4.750	700,791
2,981	Marcel LUX IV Sarl, LIBOR 1M + 3.250%(1)	(BB-, B1)	03/15/26	3.355	2,983,806
6,689	Navicure, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/22/26	4.105	6,689,523
8,977	Newport Group, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	09/13/25	3.724	8,974,021
26,937	Polaris Newco LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/02/28	4.500	26,970,923
17,818	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	4.110	17,838,184
4,959	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	3.605	4,948,997
498	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	05/30/26	4.000	498,590
1,361	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(1)	(B, B2)	07/05/24	5.750	1,366,400
2,444	Project Leopard Holdings, Inc.(3)	(B, B2)	07/07/24	0.000	2,453,452
8,466	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	4.000	8,454,534

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$16,043	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	3.750	$15,982,839
18,782	RealPage, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/24/28	3.750	18,718,884
5,292	Redstone Buyer LLC, LIBOR 3M + 4.750%(1)	(B, B2)	04/27/28	5.500	4,934,557
8,775	Seattle Spinco, Inc., SOFR 3M + 4.000%(1),(2)	(BB-, B1)	02/26/27	4.500	8,753,376
9,449	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.855	9,354,445
3,780	SkillSoft Corp., LIBOR 3M + 4.750%(1)	(B-, B2)	06/30/28	5.500	3,812,818
3,137	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.855	3,105,372
3,711	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.856	3,673,973
12,247	Storable, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	04/17/28	3.750	12,267,704
5,130	Symantec Corp.(2),(3)	(BB, Ba1)	01/28/29	0.000	5,110,763
1,600	The Ultimate Software Group, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	05/04/26	3.750	1,598,176
16,104	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	3.855	16,102,867
8,929	Turing Midco LLC, LIBOR 1M + 3.000%(1)	(B+, B1)	03/23/28	3.500	8,940,320
1,848	Vaco Holdings, LLC, SOFR 1M + 5.000%(1)	(B, B2)	01/20/29	5.750	1,852,470
2,107	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.102	2,101,827
7,163	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B, B2)	02/11/28	4.500	7,189,728
10,597	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	3.105	10,571,047
					488,461,537
Specialty Retail (0.7%)
14,120	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	3.105	14,099,379
9,975	Restoration Hardware, Inc., LIBOR 3M + 2.500%(1)	(BB, Ba2)	10/20/28	3.000	9,955,399
					24,054,778
Steel Producers/Products (0.3%)
2,102	Grinding Media, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	10/12/28	4.750	2,107,480
9,512	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	01/24/27	2.109	9,438,704
					11,546,184
Support - Services (5.6%)
16,229	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B, B2)	05/12/28	4.250	16,207,627
2,737	Beacon Roofing Supply, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	05/19/28	2.355	2,727,681
1,750	Belron Finance U.S. LLC, LIBOR 3M + 2.250%(1)	(BB+, Ba3)	10/30/26	2.563	1,750,000
4,920	Belron Finance U.S. LLC, LIBOR 3M + 2.750%(1)	(BB+, Ba3)	04/13/28	3.250	4,925,708
4,477	Centuri Group, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba2)	08/27/28	3.000	4,480,680
25,756	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	3.500	25,757,352
7,980	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	06/02/28	4.000	7,947,601
3,017	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.000	3,032,645
3,280	LaserShip, Inc., LIBOR 6M + 7.500%(1)	(CCC, Caa2)	05/07/29	8.250	3,310,355
7,980	LaserShip, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	05/07/28	5.250	8,009,925
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(5),(7)	(B-, B3)	01/08/24	4.500	5,589,444
13,133	Nuvei Technologies Corp., LIBOR 1M + 2.500%(1)	(B+, Ba3)	09/29/25	3.000	13,050,444
16,168	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.110	16,151,920
3,500	PODS, LLC(3)	(B, B2)	03/31/28	0.000	3,495,625
4,458	Savage Enterprises LLC, LIBOR 1M + 3.250%(1)	(BB-, B1)	09/15/28	3.750	4,460,518
12,155	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.355	12,091,000
16,451	SRAM, LLC, LIBOR 3M + 2.750%(1)	(BB-, B1)	05/18/28	3.250	16,450,677
493	St. George's University Scholastic Services(3)	(B+, B2)	07/17/25	0.000	491,918
6,347	Trans Union, LLC, LIBOR 1M + 2.250%(1)	(BBB-, Ba2)	12/01/28	2.750	6,330,423
3,025	TruGreen LP, LIBOR 3M + 8.500%(1),(2)	(CCC+, Caa1)	11/02/28	9.250	3,049,578
2,865	Waterlogic Holdings Ltd., LIBOR 3M + 4.750%(1)	(B, B3)	08/04/28	4.974	2,873,512
16,597	White Cap Buyer LLC, PRIME + 3.000%(1)	(B, B2)	10/19/27	6.250	16,615,396
9,835	Wrench Group LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/30/26	4.224	9,822,729
					188,622,758
Tech Hardware & Equipment (0.8%)
4,042	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B, B3)	05/25/28	5.000	4,065,885
822	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B+, Ba3)	05/25/28	5.000	826,959
6,826	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.355	6,716,752
8,453	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	4.000	8,455,066
8,647	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/02/27	2.852	8,618,404
					28,683,066
Telecom - Wireless (0.3%)
3,932	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	3.750	3,927,083

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless (continued)
$5,475	MetroNet Systems Holdings, LLC, LIBOR 1M + 3.750%(1)	(B, B2)	05/26/28	4.500	$5,466,414
					9,393,497
Telecom - Wireline Integrated & Services (1.9%)
2,481	Altice France S.A.(3)	(B, B2)	08/14/26	0.000	2,476,118
9,766	Altice France S.A., LIBOR 3M + 3.687%(1)	(B, B2)	01/31/26	3.927	9,733,212
17,273	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.355	17,016,857
2,838	Cincinnati Bell, Inc., SOFR 3M + 3.250%(1)	(B+, B1)	11/22/28	3.750	2,842,466
833	GTT Communications, Inc., PRIME + 3.750%(1),(9)	(NR, NR)	05/31/25	7.000	722,749
7,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.855	7,158,146
5,643	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	2.750	5,587,520
2,256	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	3.610	2,232,810
5,686	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	4.000	5,688,422
10,325	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.105	10,195,148
					63,653,448
Theaters & Entertainment (2.3%)
2,236	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/03/25	2.610	2,236,820
16,830	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(CCC+, B3)	07/03/26	5.500	16,861,133
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(5)	(BB-, B3)	05/08/25	3.500	4,719,501
6,471	Technicolor S.A., EURIBOR 12M + 3.000% Cash, 3.000% PIK(1),(6),(7)	(CCC, Caa3)	12/31/24	6.000	7,073,182
1,276	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(1),(6)	(B, Caa1)	06/30/24	12.450	1,345,058
1,947	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(6)	(CCC, Caa3)	12/31/24	5.900	1,898,407
20,171	UFC Holdings LLC, LIBOR 6M + 2.750%(1)	(B, B2)	04/29/26	3.500	20,038,053
23,627	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	2.860	23,268,988
					77,441,142
Transport Infrastructure/Services (0.1%)
3,092	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa2)	03/11/24	4.000	2,708,960

Trucking & Delivery (0.2%)
7,546	American Trailer World Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/03/28	4.500	7,520,159
TOTAL BANK LOANS (Cost $2,868,606,052)					2,832,725,388

CORPORATE BONDS (7.3%)
Auto Parts & Equipment (0.2%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(12)	(CCC+, Caa1)	05/15/27	8.500	1,408,141
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 102.81)(12),(13)	(CCC, Caa2)	11/15/26	5.625	4,988,952
2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(7),(12)	(B+, B3)	04/15/29	3.750	2,209,932
					8,607,025
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(12)	(BB-, Ba3)	06/15/25	8.625	2,141,661

Building Materials (0.1%)
2,860	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(12)	(CCC, Caa1)	08/01/29	6.750	2,753,923

Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(12)	(BB, Ba3)	11/15/31	4.500	933,370
12,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(12)	(BB-, Ba3)	03/01/28	5.500	12,300,000
					13,233,370
Chemicals (0.2%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(B, B2)	05/15/28	4.750	3,828,220
3,250	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(12)	(CCC+, Caa2)	05/15/26	6.750	3,107,991
					6,936,211

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Consumer/Commercial/Lease Financing (0.2%)
$6,815	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(12)	(BB, Ba3)	02/01/28	4.750	$6,868,873

Diversified Capital Goods (0.1%)
2,000	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB-, Ba3)	06/01/31	4.250	1,971,750

Energy - Exploration & Production (0.2%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/03/22 @ 102.44)(12)	(B, Caa2)	11/01/23	9.750	7,419,158

Gaming (0.1%)
1,862	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/04/22 @ 100.00)(12)	(CCC, Caa2)	10/15/24	6.750	1,864,569

Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(12)	(BB-, B1)	09/30/26	6.500	2,810,325

Health Services (0.5%)
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	10,717,720
1,500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(12)	(B, B1)	03/31/29	4.500	1,459,451
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(12)	(CCC, Caa2)	02/01/28	9.250	2,034,329
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(12)	(B-, B2)	12/15/25	5.250	1,950,650
					16,162,150
Insurance Brokerage (0.4%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/22 @ 101.75)(12)	(CCC+, Caa2)	11/15/25	7.000	1,801,261
1,260	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(12)	(B, B2)	10/15/27	4.250	1,227,933
3,500	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(12)	(B, B1)	08/15/28	4.875	3,409,088
7,674	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(12)	(CCC+, Caa2)	08/15/28	6.875	7,311,979
					13,750,261
Investments & Misc. Financial Services (0.2%)
4,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	4,081,300
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(12)	(B+, B1)	04/15/29	5.250	2,966,670
					7,047,970
Machinery (0.1%)
5,639	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(12)	(BB, Ba2)	04/15/29	4.375	5,492,555

Media Content (0.2%)
4,250	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(12)	(CC, Caa1)	08/15/26	5.375	1,962,119
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(12)	(BB+, Ba3)	07/15/30	3.875	3,813,380
					5,775,499
Medical Products (0.4%)
11,740	Mozart Debt Merger Sub, Inc., Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(12)	(B+, B1)	04/01/29	3.875	11,311,901
2,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(12)	(B-, Caa1)	10/01/29	5.250	1,948,630
					13,260,531
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(12)	(B-, B3)	02/15/26	7.000	4,061,400

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (0.3%)
$10,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(12)	(BB-, Ba3)	04/15/29	4.125	$10,158,732

Pharmaceuticals (0.2%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(12)	(B, B3)	04/01/26	9.250	367,869
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(12)	(B, B3)	02/15/29	6.250	1,695,400
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(12)	(B, B3)	02/15/31	5.250	798,995
5,325	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(12)	(BB-, Ba2)	01/15/29	4.375	5,296,511
					8,158,775
Real Estate Investment Trusts (0.4%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,089,977
6,308	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	6,273,341
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(12)	(B+, Ba3)	11/01/23	5.500	4,772,788
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(12)	(B+, Ba3)	07/15/26	3.625	1,108,109
					13,244,215
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.22)(12)	(B-, B3)	07/31/24	4.875	1,297,575
1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(12)	(B-, B3)	04/15/27	5.500	1,205,588
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(12)	(BB-, Ba2)	07/01/25	7.000	2,609,225
5,784	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(12)	(BB-, B2)	11/01/27	4.875	5,819,976
					10,932,364
Software - Services (0.4%)
6,311	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(12)	(CCC+, Caa2)	12/15/28	7.125	6,418,192
4,350	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(12)	(B+, B1)	07/15/29	4.125	4,068,925
2,555	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(12)	(CCC+, Caa2)	02/15/29	6.000	2,276,901
					12,764,018
Specialty Retail (0.1%)
3,745	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 105.63)(12)	(NR, Caa1)	05/01/25	7.500	3,376,380

Support - Services (1.3%)
5,698	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(12)	(B, B2)	06/01/28	4.625	5,469,539
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(12)	(B, B2)	06/01/28	4.625	3,370,666
9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(12)	(CCC+, Caa1)	06/01/29	6.000	8,976,388
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(12)	(B, B1)	05/01/28	4.500	10,556,700
7,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(12)	(B-, B3)	07/31/26	7.125	7,783,780
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(12)	(B, B2)	05/01/29	4.625	9,216,023
					45,373,096
Tech Hardware & Equipment (0.3%)
1,400	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 104.13)(12)	(CCC+, B3)	03/01/27	8.250	1,372,000
1,700	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(12)	(B, Ba3)	09/01/29	4.750	1,630,988

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (continued)
$7,700	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(BB-, B1)	05/15/29	4.750	$7,503,573
					10,506,561
Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.97)(9),(12)	(NR, Wr)	12/31/24	0.000	910,000
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(12)	(B+, B1)	10/15/27	6.750	1,873,498
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(12)	(B+, B1)	07/15/29	5.125	2,947,215
					5,730,713
Theaters & Entertainment (0.2%)
2,081	Technicolor S.A., Tranche 1 Notes (7)	(NR, NR)	06/30/24	6.000	2,477,422
2,590	Technicolor S.A., Tranche 2 Notes (7)	(NR, NR)	06/30/24	6.000	3,084,499
					5,561,921
TOTAL CORPORATE BONDS (Cost $258,251,552)					245,964,006

ASSET BACKED SECURITIES (3.3%)
Collateralized Debt Obligations (3.3%)
6,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(12)	(BB-, NR)	10/15/29	6.241	5,988,690
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(12)	(NR, NR)	01/19/35	0.000	3,504,361
2,500	Battalion CLO Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(12)	(NR, Baa3)	07/15/34	3.541	2,503,723
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(12)	(BB-, NR)	04/20/34	7.004	1,722,572
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(12)	(B, NR)	04/20/31	5.654	1,950,306
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(12)	(BBB-, NR)	08/20/32	4.460	5,541,470
4,116	Capital Automotive LLC, 2017-1A, Rule 144A(12)	(A+, NR)	04/15/47	3.870	4,119,709
2,485	Capital Automotive LLC, 2017-1A, Rule 144A(12)	(A+, NR)	04/15/47	4.180	2,555,939
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(12)	(B+, NR)	07/27/31	5.668	709,450
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(12)	(BBB-, NR)	07/15/31	3.391	1,967,798
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(12)	(B+, NR)	01/18/31	6.091	2,505,843
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(12)	(NR, Baa3)	04/20/31	3.004	3,859,912
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(12)	(BBB-, NR)	07/17/34	3.441	1,741,996
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(12)	(NR, Baa3)	10/15/29	3.441	3,463,029
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(12)	(BBB-, NR)	07/15/31	3.241	4,940,850
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(12)	(BBB-, NR)	04/15/34	4.441	3,527,874
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(12)	(BB-, NR)	04/15/33	7.179	1,992,690
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.650%(1),(12)	(BBB-, NR)	04/17/34	3.891	2,009,064
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(12)	(A, NR)	01/27/31	2.258	6,012,792
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(12)	(BBB-, NR)	01/27/31	3.258	3,924,262
2,500	KKR CLO Ltd., Rule 144A, LIBOR 3M + 6.150%(1),(12)	(NR, B1)	07/15/31	6.391	2,419,430
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(12)	(NR, Ba3)	04/15/29	6.321	3,176,397
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(12)	(NR, Ba3)	04/20/33	7.074	1,852,399
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(12)	(NR, Ba3)	10/15/34	7.817	3,402,939
1,750	Marble Point CLO XXI Ltd., 2021-3A, Rule 144A, LIBOR 3M + 2.300%(1),(12)	(NR, A2)	10/17/34	2.541	1,750,866
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(12)	(NR, Ba1)	01/22/35	5.843	5,260,452
1,500	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(12)	(BBB-, NR)	07/17/35	3.341	1,501,809

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations(continued)
$2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(12)	(BBB-, NR)	07/15/30	3.091	$2,241,324
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(12)	(NR, Baa2)	07/17/28	3.211	3,501,218
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(12)	(BBB-, NR)	04/25/31	2.908	3,538,114
4,125	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(12)	(NR, Baa3)	07/20/30	3.604	4,127,702
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(12)	(NR, Baa3)	10/22/31	3.759	2,951,223
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(12)	(NR, A3)	09/10/29	3.501	3,000,819
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(12)	(NR, Ba1)	07/19/34	5.318	3,162,762
1,750	Vibrant ClO 1X Ltd., 2018-9A, Rule 144A, LIBOR 3M + 3.200%(1),(12)	(NR, Baa3)	07/20/31	3.454	1,698,200
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(12)	(NR, B1)	06/20/29	5.964	1,427,907
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(12)	(BBB-, NR)	07/14/31	3.588	2,917,689
TOTAL ASSET BACKED SECURITIES (Cost $112,942,398)					112,473,580

Number of Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(10)	1,588,156

Chemicals (0.3%)
31,756	Project Investor Holdings LLC(2),(4),(5),(10)	317
529,264	Proppants Holdings LLC(2),(4),(5),(10)	5,293
191,054	UTEX Industries, Inc.(10)	10,125,862
		10,131,472
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(4),(5),(10)	8,724

Machinery (0.0%)
6,675,439	Doncasters U.S. Finance LLC(2),(4),(10),(11)	—

Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(10)	1,411,755

Private Placement (0.3%)
2,723,899	Technicolor S.A. EUR 27.0(10),(14)	8,415,421

Software - Services (0.0%)
78,712	Skillsoft Corp.(10)	584,043

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(5),(10)	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(5),(10)	—
172	Sprint Industrial Holdings LLC, Class I(2),(4),(5),(10)	900
		900
TOTAL COMMON STOCKS (Cost $26,338,461)		22,140,471

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(5),(10)	—

Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(10)	80,568
TOTAL WARRANTS (Cost $68,804)		80,568

SHORT-TERM INVESTMENTS (12.9%)
428,933,365	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%	428,933,365
5,248,688	State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(15)	5,248,688
TOTAL SHORT-TERM INVESTMENTS (Cost $434,182,053)		434,182,053
TOTAL INVESTMENTS AT VALUE (108.3%) (Cost $3,700,389,320)		3,647,566,066
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.3%)		(281,061,415)
NET ASSETS (100.0%)		$3,366,504,651

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2022.
(2)	Security is valued using significant unobservable inputs.
(3)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2022.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(7)	This security is denominated in Euro.
(8)	All or a portion is an unfunded loan commitment.
(9)	Bond is currently in default.
(10)	Non-income producing security.
(11)	This security is denominated in British Pound.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities amounted to a value of $334,794,627 or 9.9% of net assets.
(13)	Security or portion thereof is out on loan.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC— Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2022.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation
USD	$771,006	EUR	$675,540	10/12/22	Deutsche Bank AG	$(771,006)	$(763,941)	$7,065
USD	109,124,717	EUR	93,522,619	10/12/22	Morgan Stanley	(109,124,717)	(105,761,020)	3,363,697
USD	18,249,462	GBP	13,425,539	10/12/22	Deutsche Bank AG	(18,249,462)	(17,990,578)	258,884
								$3,629,646

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Depreciation
EUR	650,000	USD	758,071	10/12/22	Deutsche Bank AG	$758,071	$735,059	$(23,012)
EUR	5,000,000	USD	5,692,110	10/12/22	Morgan Stanley	5,692,110	5,654,302	(37,808)
								$(60,820)
								$3,568,826

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$2,597,694,243	$235,031,145		$2,832,725,388
Corporate Bonds	—	245,964,006	—		245,964,006
Asset Backed Securities	—	112,473,580	—		112,473,580
Common Stocks	584,043	21,541,194	15,234		22,140,471
Warrants	—	80,568	0	(1)	80,568
Short-term Investments	428,933,365	5,248,688	—		434,182,053
	$429,517,408	$2,983,002,279	$235,046,379		$3,647,566,066
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,629,646	$—		$3,629,646

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$60,820	$—	$60,820

(1)	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$161,045,739	$-	$15,234	$0	[1]	$161,060,973
Accrued discounts (premiums)	268,407	-	-	-		268,407
Purchases	102,991,949	-	-	-		102,991,949
Sales	(6,845,209)	-	-	-		(6,845,209)
Realized gain (loss)	(76,938)	-	(59,979)	-		(136,917)
Change in unrealized appreciation (depreciation)	1,651,132	-	59,979	-		1,711,111
Transfers into Level 3	64,050,651	-	-	-		64,050,651
Transfers out of Level 3	(88,054,586)	-	-	-		(88,054,586)
Balance as of January 31, 2022	$235,031,145	$-	$15,234	$0	[1]	$235,046,379

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2022	$(406,868)	$-	$-	$-		$(406,868)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2022	Technique	Input	(Weighted Average)*
Bank Loans	$217,519,895	Vendor pricing	Single Broker Quote	$0.00 - $1.35 ($1.00)
	17,511,250	Recent Transactions	Trade Price	$0.97 - $1.00 ($0.99)
Common Stocks	$14,334	Income Approach	Expected Remaining Distribution	$0.00 - $0.01 ($0.01)
	900	Recent Transactions	Trade Price	$5.22 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2022, $64,050,651 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $88,054,586 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (33.7%)
Aerospace & Defense (0.2%)
$250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$249,763
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	503,180
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	259,711
					1,012,654
Auto Parts & Equipment (0.8%)
2,335	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,444,617
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 102.81)(1),(2)	(CCC, Caa2)	11/15/26	5.625	486,545
950	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa1)	10/15/29	6.625	917,937
					3,849,099
Automakers (0.1%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	381,500
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	266,219
					647,719
Brokerage (0.3%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,378,223

Building & Construction (0.7%)
500	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	515,540
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	342,213
750	Eco Material Technologies, Inc. Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	761,280
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,027,935
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	724,882
					3,371,850
Building Materials (1.8%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B+, Ba2)	09/30/27	5.000	705,180
1,230	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,188,629
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,436,316
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	769,658
1,250	MIWD Finance Corp., Rule144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,242,612
2,050	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	1,973,965
1,200	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B2)	10/01/29	4.375	1,156,854
500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	479,568
					8,952,782
Cable & Satellite TV (0.8%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	280,011
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B+, B3)	01/15/30	5.750	470,830
2,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	2,870,000

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV (continued)
$500	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	$495,203
					4,116,044
Chemicals (0.8%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	256,951
250	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	255,586
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	478,528
1,040	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.13)(1)	(NR, Ba3)	02/01/26	4.500	1,039,501
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	254,176
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1)	(CCC+, Caa2)	10/01/29	6.250	428,083
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(3),(4),(5),(6),(7)	(NR, NR)	05/01/18	0.000	706
1,050	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,004,120
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	503,300
					4,220,951
Consumer/Commercial/Lease Financing (0.7%)
3,520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	3,547,826

Diversified Capital Goods (0.2%)
625	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	616,172
200	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	190,799
					806,971
Electronics (0.4%)
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	738,341
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	500,543
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	982,725
					2,221,609
Energy - Exploration & Production (0.6%)
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	656,910
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	386,861
250	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1),(2)	(B, B3)	07/31/29	7.750	241,964
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, B3)	03/01/28	8.125	522,030
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/03/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,220,256
					3,028,021
Environmental (0.0%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	237,890

Food - Wholesale (0.3%)
497	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.06)(1)	(BB+, Ba3)	01/31/30	4.125	491,695
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/27 @ 102.19)(1)	(BB+, Ba3)	01/31/32	4.375	222,269

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Food - Wholesale (continued)
$250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, B3)	02/15/29	4.750	$246,069
750	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, B3)	06/01/30	4.625	732,427
					1,692,460
Gaming (1.1%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	393,228
391	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	393,815
1,500	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senor Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	1,465,410
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/04/22 @ 100.00)(1)	(CCC, Caa2)	10/15/24	6.750	1,321,822
1,950	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/24/22 @ 101.97)(1)	(B-, B2)	02/01/24	7.875	1,997,151
					5,571,426
Gas Distribution (1.4%)
500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB-, B1)	04/15/30	4.750	489,032
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/22 @ 103.25)	(B, B2)	10/01/25	6.500	735,011
950	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/22 @ 103.13)	(B, B2)	05/15/26	6.250	918,180
1,530	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,560,952
1,760	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,687,630
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	968,625
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	499,480
250	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 102.00)(1)	(BB+, Ba1)	01/15/32	4.000	249,313
					7,108,223
Health Facilities (0.1%)
375	Embecta Corp., Rule 144A, Senior Secured Notes Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	375,652
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	289,416
					665,068
Health Services (1.0%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	252,007
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	357,752
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	487,210
150	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	157,195
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	1,615,431
500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(1)	(B, B1)	03/31/29	4.500	486,484
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,246,525
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	243,831
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	381,394
					5,227,829

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (1.7%)
$630	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	$630,091
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	539,980
550	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	536,003
875	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	867,059
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	765,893
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	706,168
3,250	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,096,681
1,250	Ryan Specility Group, Rule 144A, Senior Secured Notes (Callable 01/31/27 @ 103.94)(1)	(BB-, B1)	01/09/27	4.375	1,250,000
					8,391,875
Investments & Misc. Financial Services (1.2%)
1,500	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,530,488
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,483,335
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	1,137,367
217	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	222,654
1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B, B1)	06/15/29	4.000	1,703,426
					6,077,270
Machinery (1.1%)
2,250	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,191,567
1,600	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,578,416
1,200	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	1,288,638
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	356,141
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	257,789
					5,672,551
Managed Care (0.3%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	562,378
950	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	929,812
					1,492,190
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 03/03/22 @ 102.88)	(CCC, Caa3)	08/15/26	5.750	175,380
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1),(2)	(B-, B3)	04/15/28	5.875	170,189
					345,569
Media Content (0.6%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CC, Ca)	08/15/27	6.625	84,500
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CC, Caa1)	08/15/26	5.375	923,350
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	758,945
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	238,561

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content (continued)
$500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	$476,672
500	ZipRecruiter, Inc. Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	496,175
					2,978,203
Medical Products (0.9%)
1,000	180 Medical Inc., Rule 144A, Company Guaranteed Notes (Callable 10/07/24 @ 101.94)(1)	(BB+, Ba2)	10/15/29	3.875	974,135
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	499,685
2,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	1,927,070
1,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1)	(B-, Caa1)	10/01/29	5.250	974,315
					4,375,205
Metals & Mining - Excluding Steel (0.9%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	719,570
535	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	529,492
773	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 101.81)(1)	(B, Wr)	04/01/23	7.250	776,875
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 101.63)(1)	(B, NR)	03/01/24	6.500	1,012,530
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 105.16)(1)	(B, NR)	03/01/26	6.875	516,962
954	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	968,644
					4,524,073
Packaging (1.4%)
375	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 101.63)(1)	(BB, Ba2)	09/01/28	3.250	355,881
300	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	286,273
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 03/03/22 @ 102.38)	(BB-, Ba3)	02/01/26	4.750	132,784
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/22 @ 100.00)(1)	(CCC+, Caa2)	01/15/25	6.875	2,502,725
705	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	697,259
475	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	451,181
2,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,895,484
					7,321,587
Personal & Household Products (0.4%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 03/11/22 @ 102.22)(1),(3),(4),(6),(7)	(NR, NR)	03/15/25	0.000	7,500
1,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,227,151
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB, Ba2)	04/01/29	3.750	370,886
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B2)	04/01/31	3.750	318,185
					1,923,722
Pharmaceuticals (1.2%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 104.50)(1)	(B, B3)	12/15/25	9.000	520,755
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	853,608
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	423,850

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
$375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B, B3)	02/15/31	5.250	$299,623
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1),(2)	(BB-, Ba3)	08/15/28	3.875	849,664
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	237,749
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	448,416
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	778,069
1,700	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,690,905
					6,102,639
Real Estate Development & Management (0.8%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,244,000
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, Wr)	05/01/25	7.875	1,625,204
					3,869,204
Real Estate Investment Trusts (1.2%)
1,000	Blackstone Mortgage Trust, Inc. Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(B+, Ba2)	01/15/27	3.750	959,520
1,000	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	963,124
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	509,335
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	506,782
1,500	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	1,491,758
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	774,837
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 03/03/22 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	255,875
450	RLJ Lodging Trust LP ,Rule 144A, Senior Secured Notes (Callable 09/15/24 @ 102.00)(1)	(BB-, Ba3)	09/15/29	4.000	424,861
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	257,488
					6,143,580
Recreation & Travel (1.8%)
550	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	553,245
642	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC+, B3)	04/15/27	5.375	650,875
175	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(2)	(CCC+, B3)	07/15/29	5.250	175,456
185	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	192,277
1,450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B-, Caa1)	08/15/29	5.250	1,411,278
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	261,532
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	2,252,734
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	208,738
3,585	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	3,607,299
					9,313,434
Restaurants (0.2%)
865	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	828,268

Software - Services (2.0%)
3,200	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,254,352

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (continued)
$600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	$576,594
250	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	255,238
2,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,870,770
2,825	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,517,513
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	810,540
500	II-VI, Inc. Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	499,857
475	Open Text Corp. Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba2)	12/01/29	3.875	457,009
					10,241,873
Specialty Retail (1.3%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	368,004
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	66,136
500	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	493,530
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	507,500
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	312,497
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	769,695
375	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	368,998
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	354,002
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	471,595
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,577,747
225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	220,013
1,000	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba2)	08/15/29	4.000	962,180
					6,471,897
Support - Services (3.0%)
1,194	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,146,127
756	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	716,397
2,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	2,088,636
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,613,306
2,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	2,399,250
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba3)	07/01/28	4.500	255,294
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba3)	06/15/29	3.625	243,205
2,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,351,082
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,675,117
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	524,320
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	536,285
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	513,645

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (continued)
$390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	$394,023
					15,456,687
Tech Hardware & Equipment (0.8%)
486	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1),(2)	(CCC+, B3)	03/15/27	5.000	433,864
786	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	770,280
1,014	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	972,837
1,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	974,490
1,000	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	976,255
					4,127,726
Telecom - Wireline Integrated & Services (1.2%)
1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	927,255
2,050	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	2,032,739
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.97)(1),(3)	(NR, Wr)	12/31/24	0.000	146,250
1,255	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,306,245
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	491,202
1,000	Lumen Technologies, Inc. Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 102.00)(1)	(BBB-, Ba3)	02/15/27	4.000	963,750
					5,867,441
Theaters & Entertainment (0.2%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	501,910
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	641,875
					1,143,785
Transport Infrastructure/Services (0.1%)
661	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 02/11/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	659,612
TOTAL CORPORATE BONDS (Cost $175,706,530)					170,985,036

BANK LOANS (54.9%)
Advertising (0.1%)
727	MH Sub I LLC, LIBOR 1M + 3.500%(8)	(B, B2)	09/13/24	3.605	724,233

Aerospace & Defense (1.6%)
990	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(8)	(B, B1)	01/29/27	3.605	992,425
1,600	Amentum Government Services Holdings LLC(4),(6),(9)	(NR, NR)	12/07/29	0.000	1,552,000
2,000	Amentum Government Services Holdings LLC(4),(6),(9)	(B, B1)	03/31/27	0.000	1,990,000
3,346	Peraton Corp., LIBOR 1M + 3.750%(8)	(B+, B1)	02/01/28	4.500	3,349,842
					7,884,267
Air Transportation (0.3%)
1,398	Brown Group Holding LLC, LIBOR 3M + 2.500%(8)	(B+, B1)	06/07/28	3.000	1,392,434

Auto Parts & Equipment (2.4%)
1,493	Adient U.S. LLC, LIBOR 1M + 3.500%(8)	(BB-, Ba3)	04/10/28	3.605	1,494,522
1,393	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(8)	(B, B2)	04/06/28	5.000	1,395,786
1,031	Clarios Global LP, LIBOR 1M + 3.250%(8)	(B, B1)	04/30/26	3.355	1,027,692
1,950	Dayco Products LLC, LIBOR 3M + 4.250%(8)	(CCC+, B3)	05/19/23	4.425	1,924,607
379	Dealer Tire LLC, LIBOR 1M + 4.250%(8)	(B-, B1)	12/12/25	4.355	379,662
97	Holley Purchaser, Inc. (Delayed Draw Term Loan), LIBOR 3M + 3.750%(8),(10)	(B, B2)	11/17/28	4.500	97,141

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (continued)
$582	Holley Purchaser, Inc. (Term Loan), LIBOR 3M + 3.750%(8)	(B, B2)	11/17/28	4.500	$581,825
143	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(8),(11)	(CCC-, Caa3)	03/02/26	11.000	141,554
205	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(8),(11)	(B-, Caa1)	08/28/25	7.000	203,612
1,375	Les Schwab Tire Centers, LIBOR 3M + 3.250%(8)	(B, B2)	11/02/27	4.000	1,374,826
1,038	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(8)	(BB-, B1)	02/08/28	4.750	1,036,495
992	Tenneco, Inc., LIBOR 1M + 3.000%(8)	(B+, Ba3)	10/01/25	3.105	983,337
1,462	U.S. Farathane LLC, LIBOR 3M + 4.250%(8)	(CCC+, B2)	12/23/24	5.250	1,376,966
					12,018,025
Brokerage (0.2%)
1,115	DRW Holdings LLC, LIBOR 1M + 3.750%(8)	(BB-, Ba3)	03/01/28	3.855	1,115,234

Building Materials (1.3%)
1,209	Chamberlain Group, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	11/03/28	4.000	1,208,654
1,219	CHI Overhead Doors, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/31/25	3.605	1,221,636
2,704	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(8)	(B+, B1)	04/12/28	3.750	2,703,075
1,654	Park River Holdings, Inc., LIBOR 3M + 3.250%(8)	(B-, B1)	12/28/27	4.000	1,647,291
					6,780,656
Chemicals (2.7%)
944	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(8)	(BB-, B1)	08/27/26	5.500	949,406
869	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(6),(8)	(B, B2)	11/20/23	4.500	869,615
617	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(6),(8)	(B, B2)	11/20/23	4.500	617,737
3,335	Atotech B.V., LIBOR 1M + 2.500%(8)	(B+, B1)	03/18/28	3.000	3,333,285
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(8)	(CCC, Caa2)	12/29/28	8.500	423,416
381	GEON Performance Solutions, LLC, LIBOR 3M + 4.750%(8)	(B+, B2)	08/18/28	5.500	384,857
1,362	Luxembourg Investment Co. 428 S.a r.l., SOFR 3M + 5.000%(8)	(B, B2)	01/03/29	5.500	1,365,036
3,190	PMHC II, Inc., LIBOR 3M + 3.500%(8)	(B-, B3)	03/31/25	4.500	3,182,066
39	UTEX Industries, Inc., LIBOR 1M + 5.250%(8)	(NR, NR)	12/03/25	11.000	38,756
792	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(8)	(CCC+, Caa1)	10/28/24	4.500	780,074
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(8)	(CCC-, Caa3)	10/27/25	9.250	447,102
450	Vantage Specialty Chemicals, Inc.(9)	(CCC+, Caa1)	10/28/24	0.000	443,363
795	Zep, Inc., LIBOR 3M + 4.000%(8)	(CCC+, B2)	08/12/24	5.000	776,613
					13,611,326
Diversified Capital Goods (1.3%)
2,445	Callaway Golf Co., LIBOR 1M + 4.500%(8)	(B, B1)	01/02/26	4.605	2,454,969
1,576	Dynacast International LLC, LIBOR 3M + 4.750%(6),(8)	(B-, B2)	07/22/25	5.750	1,584,223
591	Dynacast International LLC, LIBOR 3M + 9.250%(6),(8)	(CCC, Caa2)	10/22/25	10.250	602,935
1,381	Electrical Components International, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	06/26/25	4.355	1,376,991
236	Filtration Group Corp., LIBOR 1M + 3.500%(8)	(B, B3)	10/21/28	4.000	236,257
520	GrafTech Finance, Inc., LIBOR 1M + 3.000%(8)	(BB, Ba3)	02/12/25	3.500	520,251
					6,775,626
Electronics (1.5%)
500	CPI International, Inc., LIBOR 1M + 7.250%(5),(6),(8)	(CCC, Caa2)	07/26/25	7.355	477,202
3,850	Idemia Group, LIBOR 3M + 4.500%(8)	(B-, B3)	01/09/26	5.250	3,857,734
995	Infinite Bidco LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	03/02/28	4.250	995,627
500	Infinite Bidco LLC, LIBOR 1M + 7.000%(8)	(CCC, Caa2)	03/02/29	7.500	502,500
1,271	MKS Instruments, Inc.(9)	(BB, Ba1)	10/21/28	0.000	1,270,945
546	Synaptics, Inc.(9)	(BB-, Ba1)	12/02/28	0.000	546,042
					7,650,050
Energy - Exploration & Production (0.2%)
730	Oryx Midstream Services Permian Basin LLC, LIBOR 3M + 3.250%(8)	(BB-, Ba3)	10/05/28	3.750	728,916
880	PES Holdings LLC, 3.000% PIK(3),(8),(11)	(NR, NR)	12/31/22	3.000	59,427
					788,343
Food & Drug Retailers (1.3%)
1,985	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	11/30/27	4.500	1,987,690
1,250	Sharp Midco LLC(6),(9)	(B-, B2)	12/31/28	0.000	1,251,562
2,486	WOOF Holdings, Inc., LIBOR 3M + 3.750%(6),(8)	(B-, B2)	12/21/27	4.500	2,489,345
866	WOOF Holdings, Inc., LIBOR 6M + 7.250%(6),(8)	(CCC, Caa2)	12/21/28	8.000	873,741
					6,602,338

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (0.4%)
$182	AI Aqua Merger Sub, Inc.(9)	(B, B3)	07/31/28	0.000	$182,271
1,452	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.000%(8)	(B, B3)	07/31/28	4.500	1,458,167
586	United Natural Foods, Inc., LIBOR 1M + 3.250%(8)	(BB-, B1)	10/22/25	3.355	586,495
					2,226,933
Gaming (0.2%)
941	CBAC Borrower LLC, LIBOR 1M + 4.000%(5),(8)	(B-, Caa2)	07/08/24	4.105	932,999

Gas Distribution (0.6%)
955	AL NGPL Holdings LLC, LIBOR 3M + 3.750%(8)	(B+, Ba3)	04/14/28	4.750	955,877
1,000	Lucid Energy Group II Borrower, LLC, LIBOR 3M + 4.250%(8)	(B, B2)	11/24/28	5.000	1,000,180
1,304	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(8)	(B, B3)	09/27/24	5.250	1,304,472
					3,260,529
Health Facilities (1.1%)
995	Insulet Corp., LIBOR 1M + 3.250%(8)	(B+, Ba3)	05/04/28	3.750	996,866
1,985	Loire Finco Luxembourg S.a.r.l., LIBOR 1M + 3.750%(8)	(B, B3)	04/21/27	4.500	1,983,807
251	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), LIBOR 3M + 4.500%(8),(10)	(B-, B3)	08/18/28	5.250	251,416
2,358	Western Dental Services, Inc. (2021 Term Loan B), LIBOR 1M + 4.500%(8)	(B-, B3)	08/18/28	5.250	2,361,667
					5,593,756
Health Services (4.3%)
1,787	ADMI Corp., LIBOR 1M + 3.375%(8)	(B, B2)	12/23/27	3.875	1,777,836
769	Agiliti Health, Inc., LIBOR 3M + 2.750%(6),(8)	(B+, B1)	01/04/26	3.500	767,967
1,021	Agiliti Health, Inc., LIBOR 1M + 2.750%(6),(8)	(B+, B1)	01/04/26	2.875	1,018,308
2,240	Athenahealth, Inc., LIBOR 3M + 4.250%(8)	(B, B2)	02/11/26	4.400	2,242,373
1,134	ATI Holdings Acquisition, Inc., LIBOR 6M + 3.500%(8)	(B-, B3)	05/10/23	4.500	1,102,679
313	Carestream Health, Inc., LIBOR 3M + 6.750%(8)	(B-, B1)	05/08/23	7.750	314,236
2,446	KUEHG Corp., LIBOR 3M + 3.750%(8)	(CCC+, B3)	02/21/25	4.750	2,417,289
1,707	Learning Care Group, Inc., LIBOR 3M + 3.250%(8)	(CCC+, B3)	03/13/25	4.250	1,687,376
995	Pacific Dental Services LLC, LIBOR 1M + 3.250%(8)	(B, B1)	05/05/28	4.000	996,557
1,485	PetVet Care Centers LLC, LIBOR 1M + 3.500%(8)	(B, B2)	02/14/25	4.250	1,486,206
1,000	Radiology Partners, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	07/09/25	4.354 - 4.489	989,930
295	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(8),(10)	(B-, B3)	03/16/28	4.500	296,563
1,696	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(8)	(B-, B3)	03/16/28	5.250	1,702,383
352	Southern Veterinary Partners, LLC(9)	(B-, B2)	10/05/27	0.000	353,023
254	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(6),(8),(10)	(B-, B2)	05/18/28	4.000	253,602
993	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(6),(8)	(B-, B2)	05/18/28	4.750	990,790
433	TTF Holdings LLC, LIBOR 1M + 4.250%(6),(8)	(B+, B2)	03/31/28	5.000	434,570
3,161	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(8)	(B-, B3)	12/10/27	5.750	3,164,611
					21,996,299
Insurance Brokerage (1.5%)
397	Acrisure LLC, LIBOR 3M + 3.500%(8)	(B, B2)	02/15/27	3.724	392,838
378	Acrisure, LLC, LIBOR 3M + 4.250%(8)	(B, B2)	02/15/27	4.750	379,088
1,288	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(8)	(B, B2)	11/06/27	4.000	1,288,287
496	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	02/12/27	3.605	493,607
1,768	Hub International Ltd.(9)	(B, B2)	04/25/25	0.000	1,767,693
864	NFP Corp., LIBOR 1M + 3.250%(8)	(B, B1)	02/15/27	3.355	856,526
2,563	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(8)	(BB-, B1)	09/01/27	3.750	2,563,369
					7,741,408
Investments & Misc. Financial Services (2.4%)
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(5),(8)	(CCC-, Caa1)	04/03/24	4.224	400,787
1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(8)	(CCC, Caa2)	08/02/29	7.000	1,005,315
1,419	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	08/02/28	4.000	1,417,559
374	Ditech Holding Corp.(3),(7)	(NR, NR)	06/30/22	0.000	75,422
915	Focus Financial Partners LLC, LIBOR 1M + 2.000%(8)	(BB-, Ba3)	07/03/24	2.105	911,002
1,746	HighTower Holdings LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	04/21/28	4.750	1,746,716
2,851	Hudson River Trading LLC, SOFR 3M + 3.000%(8)	(BB-, Ba2)	03/20/28	3.171	2,819,273
1,113	Jane Street Group LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba2)	01/26/28	2.855	1,100,834
402	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	06/03/26	4.360	400,567
125	Mariner Wealth Advisors LLC (Delayed Draw Term Loan), LIBOR 3M + 3.250%(6),(8),(10)	(B-, Ba3)	08/18/28	3.750	124,719

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$873	Mariner Wealth Advisors LLC (Term Loan B), LIBOR 3M + 3.250%(6),(8)	(B-, Ba3)	08/18/28	3.750	$871,722
1,462	VFH Parent LLC, SOFR 3M + 3.000%(8)	(B+, Ba3)	01/13/29	3.500	1,461,864
					12,335,780
Machinery (2.0%)
498	19th Holdings Golf, LLC(6),(9)	(B, B1)	01/26/29	0.000	496,909
957	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(8)	(B, B2)	10/08/27	4.250	959,293
346	ASP Blade Holdings, Inc., LIBOR 1M + 4.000%(8)	(B-, B1)	10/13/28	4.500	347,073
229	CMBF LLC, LIBOR 3M + 6.500%(6),(8),(10)	(B, B3)	08/02/28	6.500	228,498
771	CMBF LLC, LIBOR 1M + 6.000%(6),(8)	(B, B3)	08/02/28	6.500	767,752
285	CPM Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	11/17/25	3.606	284,131
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(6),(8)	(CCC+, Caa2)	11/16/26	8.352	197,695
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(5),(8)	(CCC+, Caa2)	09/06/26	6.855	410,635
2,454	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	09/06/25	3.605	2,433,667
469	LTI Holdings, Inc.(10)	(B-, B2)	07/24/26	0.000	468,459
469	LTI Holdings, Inc., LIBOR 1M + 4.750%(8)	(B-, B2)	07/24/26	4.855	468,459
994	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.500%(6),(8)	(BB-, B1)	06/27/24	3.500	992,433
103	Pro Mach Group, Inc., LIBOR 3M + 4.000%(8),(10)	(B-, B2)	08/31/28	4.000	103,360
818	Pro Mach Group, Inc., LIBOR 3M + 4.000%(8)	(B-, B2)	08/31/28	5.000	821,711
1,000	Welbilt, Inc., LIBOR 1M + 2.500%(8)	(B-, B2)	10/23/25	2.605	999,375
					9,979,450
Media - Diversified (0.1%)
967	Diamond Sports Group LLC, LIBOR 1M + 3.250%(8)	(CC, Caa1)	08/24/26	3.360	399,692

Medical Products (1.8%)
1,522	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(8)	(CCC, B3)	06/15/23	6.000	1,473,194
1,467	CryoLife, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	06/01/27	4.500	1,466,088
1,360	Femur Buyer, Inc., LIBOR 3M + 4.500%(8)	(CCC+, Caa1)	03/05/26	4.724	1,284,780
686	Femur Buyer, Inc., LIBOR 3M + 0.500%(6),(8)	(NR, NR)	03/05/24	0.500	617,421
2,000	Medline Industries, Inc.(9)	(B+, B1)	10/23/28	0.000	1,993,910
2,400	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(8)	(BB-, B1)	12/11/26	3.250	2,397,000
					9,232,393
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(3),(6),(7)	(NR, NR)	02/28/19	0.000	505

Packaging (1.1%)
724	Charter NEX U.S., Inc., LIBOR 1M + 3.750%(8)	(B, B2)	12/01/27	4.500	725,581
99	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(8)	(B, B2)	06/29/25	3.214	98,735
494	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(8)	(B, B2)	03/02/28	4.000	493,718
551	Plastipak Packaging, Inc., LIBOR 1M + 2.500%(8)	(B+, Ba3)	12/01/28	3.000	550,293
2,112	Proampac PG Borrower LLC, LIBOR 3M + 3.750%, PRIME + 2.750%(8)	(B-, B3)	11/03/25	4.500 - 6.000	2,116,179
724	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(8)	(CCC, Caa3)	11/01/24	4.750	658,221
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(8)	(CC, C)	10/31/25	8.750	370,875
343	Technimark Holdings LLC, LIBOR 3M + 3.750%(8)	(B-, B2)	07/09/29	4.250	341,044
					5,354,646
Packaging & Containers (0.3%)
638	Howden Group Holdings Ltd.(9)	(NR, B2)	11/12/27	0.000	636,191
877	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(8)	(B, B2)	11/12/27	4.000	875,222
					1,511,413
Personal & Household Products (1.5%)
1,287	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(8)	(B, B1)	09/27/24	4.000	1,286,941
168	Anticimex International AB(6),(9)	(B, B2)	11/16/28	0.000	168,121
1,011	Anticimex International AB, LIBOR 3M + 3.500%(8)	(B, B2)	11/16/28	4.000	1,012,758
583	Fender Musical Instruments Corp., SOFR 1M + 4.000%(6),(8)	(B, B2)	12/01/28	4.500	584,058
250	Lakeshore Intermediate LLC, LIBOR 3M + 3.500%(8)	(B, B2)	09/29/28	4.000	250,213
348	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(8)	(B, B2)	05/12/28	4.500	348,470
1,358	MND Holdings III Corp., LIBOR 3M + 3.500%(5),(8)	(B-, Caa1)	06/19/24	4.500	1,347,374
970	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(8)	(B-, Caa2)	08/10/23	8.500	929,268
1,840	Weber-Stephen Products LLC, LIBOR 6M + 3.250%(8)	(BB, B1)	10/30/27	4.000	1,843,633
					7,770,836

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Pharmaceuticals (0.9%)
$320	Akorn, Inc., LIBOR 3M + 7.500%(8)	(CCC+, Caa2)	10/01/25	8.500	$323,698
441	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(8)	(BB, Ba2)	11/27/25	2.855	440,614
882	Bausch Health Companies, Inc.(9)	(BB, Ba3)	01/27/27	0.000	876,451
380	Curia Global, Inc., LIBOR 3M + 3.750%(8)	(B, B2)	08/30/26	4.500	380,709
1,267	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 5.000%(8)	(B-, B3)	03/27/28	5.750	1,238,055
1,089	ICON Luxembourg Sarl (LUX Term Loan), LIBOR 3M + 2.250%(8)	(BB+, Ba1)	07/03/28	2.750	1,087,993
271	ICON Luxembourg Sarl (US Term Loan), LIBOR 3M + 2.250%(8)	(BB+, Ba1)	07/03/28	2.750	271,074
					4,618,594
Real Estate Development & Management (0.2%)
1,212	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba3)	08/21/25	2.855	1,210,243

Real Estate Investment Trusts (0.3%)
711	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(8)	(B+, Ba2)	04/23/26	3.250	707,849
742	Claros Mortgage Trust, Inc., SOFR 3M + 4.500%(6),(8)	(B+, Ba3)	08/09/26	5.000	745,208
					1,453,057
Recreation & Travel (0.9%)
1,944	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(8)	(B-, B3)	09/05/25	3.925	1,892,411
62	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(8)	(CCC, Caa2)	02/28/25	3.500	47,076
318	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(8)	(CCC, Caa2)	09/30/26	3.750	237,764
874	Hornblower Sub LLC, LIBOR 3M + 4.500%(8)	(CCC-, Caa2)	04/27/25	5.500	827,029
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(8)	(NR, NR)	11/10/25	9.125	1,180,328
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(8)	(NR, NR)	11/10/25	9.125	364,292
					4,548,900
Restaurants (2.7%)
2,987	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(8)	(B, B2)	12/01/28	4.750	2,995,265
990	IRB Holding Corp., LIBOR 3M + 3.250%(8)	(B+, B2)	12/15/27	4.250	991,703
2,458	IRB Holding Corp., LIBOR 6M + 2.750%(8)	(B+, B2)	02/05/25	3.750	2,454,702
688	K-Mac Holdings Corp., LIBOR 3M + 6.750%(8)	(CCC, Caa2)	07/30/29	7.250	686,820
850	K-Mac Holdings Corp., LIBOR 3M + 3.500%(8)	(B-, B2)	07/21/28	4.000	849,622
977	Miller's Ale House, Inc., LIBOR 1M + 4.750%, PRIME + 3.750%(5),(8)	(CCC+, Caa1)	05/30/25	4.859 - 7.000	950,784
1,969	Tacala LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/05/27	4.250	1,970,222
375	Tacala LLC, LIBOR 1M + 7.500%(8)	(CCC, Caa2)	02/04/28	8.250	375,587
2,510	Whatabrands LLC, LIBOR 1M + 3.250%(8)	(B, B2)	08/03/28	3.750	2,507,389
					13,782,094
Software - Services (11.8%)
1,727	Applied Systems, Inc., LIBOR 3M + 3.000%(8)	(B-, B2)	09/19/24	3.500	1,726,134
989	Applied Systems, Inc., LIBOR 3M + 5.500%(8)	(CCC, Caa2)	09/19/25	6.250	998,009
1,728	Aston FinCo Sarl, LIBOR 1M + 4.250%(8)	(B-, B2)	10/09/26	4.355	1,722,649
925	Astra Acquisition Corp., LIBOR 1M + 5.250%(8)	(B-, B2)	10/25/28	5.750	916,328
1,240	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(8)	(B+, B1)	04/30/25	2.605	1,227,336
1,000	CommerceHub, Inc.(9)	(CCC, Caa2)	12/29/28	0.000	981,250
1,488	CommerceHub, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	12/29/27	4.750	1,483,770
1,000	Cornerstone OnDemand, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	10/16/28	4.250	998,750
861	DCert Buyer, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/16/26	4.105	862,514
1,250	DCert Buyer, Inc., LIBOR 1M + 7.000%(8)	(CCC, Caa2)	02/19/29	7.105	1,260,000
600	Epicor Software Corp., LIBOR 1M + 7.750%(8)	(CCC, Caa2)	07/31/28	8.750	614,253
2,175	Epicor Software Corp., LIBOR 1M + 3.250%(8)	(B-, B2)	07/30/27	4.000	2,172,659
3,754	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	06/13/24	4.500	3,746,128
2,140	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(8)	(CCC, Caa2)	06/13/25	8.250	2,144,496
738	First Advantage Holdings LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	01/31/27	2.855	736,237
997	Fleetcor Technologies Operating Company, LLC, LIBOR 1M + 1.750%(8)	(BB+, Ba1)	04/28/28	1.855	990,140
2,975	Flexera Software LLC, LIBOR 3M + 3.750%(8)	(B-, B1)	03/03/28	4.500	2,980,049
1,745	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(8)	(B, B2)	06/28/24	4.250	1,743,798
970	Hyland Software, Inc., LIBOR 1M + 3.500%(8)	(B-, B1)	07/01/24	4.250	971,402
428	IGT Holding IV AB, LIBOR 3M + 3.500%(8)	(B, B2)	03/31/28	4.000	428,377
246	MA FinanceCo. LLC, LIBOR 3M + 4.250%(6),(8)	(BB-, B1)	06/05/25	5.250	246,793
968	Navicure, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/22/26	4.105	968,343
3,446	Newport Group, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	09/13/25	3.724	3,444,830
1,270	Ping Identity Corp., SOFR 1M + 3.750%(6),(8)	(B-, B1)	11/22/28	4.250	1,271,966
3,927	Polaris Newco LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	06/02/28	4.500	3,931,456
2,715	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 4.000%(8)	(B, B3)	04/26/24	4.300	2,718,521
1,094	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	06/01/26	3.605	1,091,890

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$2,379	Proofpoint, Inc., LIBOR 3M + 3.250%(8)	(B-, B2)	08/31/28	3.750	$2,370,079
2,095	RCP Vega, Inc.(9)	(B-, B2)	04/30/26	0.000	2,090,275
1,995	RealPage, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	04/24/28	3.750	1,988,347
2,078	Redstone Buyer LLC, LIBOR 3M + 4.750%(8)	(B, B2)	04/27/28	5.500	1,937,541
1,138	Seattle Spinco, Inc., SOFR 3M + 4.000%(6),(8)	(BB-, B1)	02/26/27	4.500	1,134,837
1,509	Seattle Spinco, Inc., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	2.855	1,494,042
630	SkillSoft Corp., LIBOR 3M + 4.750%(8)	(B-, B2)	06/30/28	5.500	635,470
2,403	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(8)	(B-, B1)	05/04/26	3.855	2,402,726
261	Vaco Holdings, LLC, SOFR 1M + 5.000%(8)	(B, B2)	01/20/29	5.750	262,018
1,680	Virtusa Corp., LIBOR 1M + 3.750%(8)	(B, B2)	02/11/28	4.500	1,686,609
1,413	VS Buyer LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/28/27	3.105	1,409,840
					59,789,862
Specialty Retail (0.7%)
433	EG America LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	02/07/25	4.224	432,370
2,297	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	05/14/26	3.105	2,293,379
739	Restoration Hardware, Inc., LIBOR 3M + 2.500%(8)	(BB, Ba2)	10/20/28	3.000	737,895
					3,463,644
Steel Producers/Products (0.1%)
368	Grinding Media, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	10/12/28	4.750	368,441

Support - Services (2.4%)
992	Belfor Holdings, Inc., LIBOR 1M + 3.750%(6),(8)	(B, B1)	04/06/26	3.855	993,607
2,371	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(8)	(B+, B1)	03/01/24	3.500	2,371,310
299	LaserShip, Inc., LIBOR 6M + 7.500%(8)	(CCC, Caa2)	05/07/29	8.250	301,685
1,496	LaserShip, Inc., LIBOR 3M + 4.500%(8)	(B-, B2)	05/07/28	5.250	1,501,861
437	Osmose Utilities Services, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	06/23/28	3.750	435,199
959	Pike Corp., LIBOR 1M + 3.000%(8)	(B, Ba3)	01/21/28	3.110	957,955
992	Protective Industrial Products, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	12/29/27	4.750	991,259
2,380	White Cap Buyer LLC, PRIME + 3.000%(8)	(B, B2)	10/19/27	6.250	2,383,130
1,959	Wrench Group LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	04/30/26	4.224	1,956,274
					11,892,280
Tech Hardware & Equipment (0.8%)
587	CommScope, Inc., LIBOR 1M + 3.250%(8)	(B, Ba3)	04/06/26	3.355	577,508
995	Ingram Micro, Inc., LIBOR 3M + 3.500%(8)	(BB-, B1)	06/30/28	4.000	995,209
1,112	Ultra Clean Holdings, Inc., LIBOR 1M + 3.750%(8)	(B+, B1)	08/27/25	3.855	1,115,338
1,346	Vertiv Group Corp., LIBOR 1M + 2.750%(8)	(BB-, B1)	03/02/27	2.852	1,341,139
					4,029,194
Telecom - Wireless (0.4%)
1,983	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(8)	(B+, B2)	11/12/27	3.750	1,979,787

Telecom - Wireline Integrated & Services (0.9%)
479	Altice Financing S.A., LIBOR 3M + 2.750%(8)	(B, B2)	01/31/26	2.989	473,783
499	Altice France S.A., LIBOR 2M + 4.000%(8)	(B, B2)	08/14/26	4.106	497,776
794	Altice France S.A., LIBOR 3M + 3.688%(8)	(B, B2)	01/31/26	3.927	791,115
400	CenturyLink, Inc., LIBOR 1M + 2.250%(8)	(BBB-, Ba3)	03/15/27	2.355	394,426
323	GTT Communications, Inc., PRIME + 3.750%(3),(8)	(NR, NR)	05/31/25	7.000	280,683
496	Numericable Group S.A., LIBOR 3M + 2.750%(8)	(B, B2)	07/31/25	2.750	491,195
946	TVC Albany, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	07/23/25	3.610	936,652
438	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(6),(8)	(CCC, Caa2)	07/23/26	7.610	425,469
					4,291,099
Theaters & Entertainment (2.4%)
2,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(8)	(CCC+, B3)	07/03/26	5.500	2,709,296
900	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(8),(11)	(CCC, Caa3)	12/31/24	5.900	877,725
323	Technicolor S.A. (Incremental New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(8),(11)	(B, Caa1)	06/30/24	12.446	339,927
1,728	Technicolor S.A. (New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(8),(11)	(B, Caa1)	06/30/24	12.446	1,820,864
167	TopGolf International, Inc., LIBOR 3M + 6.250%(8)	(B-, B3)	02/09/26	7.000	170,327
2,678	UFC Holdings LLC, LIBOR 6M + 2.750%(8)	(B, B2)	04/29/26	3.500	2,660,062
3,427	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(8)	(B, B3)	05/18/25	2.860	3,375,580
					11,953,781

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Trucking & Delivery (0.2%)
$1,244	American Trailer World Corp., LIBOR 1M + 3.750%(8)	(B, B3)	03/03/28	4.500	$1,239,478
TOTAL BANK LOANS (Cost $279,588,991)					$278,299,625

ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
1,000	ALM Ltd., 2020 1A D, Rule 144A, LIBOR 3M + 6.000% (1),(8)	(BB-, NR)	10/15/29	6.241	998,115
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(8)	(NR, Ba3)	07/20/34	7.654	1,346,634
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800% (1),(8)	(NR, Ba3)	10/13/30	7.044	1,250,300
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350% (1),(8)	(NR, Ba3)	10/20/34	7.487	990,469
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600% (1),(8)	(BBB-, NR)	01/28/31	2.878	990,042
1,000	Battalion Clo XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440% (1),(8)	(NR, Baa3)	01/20/35	3.615	997,086
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(8)	(BB-, NR)	01/17/33	6.591	990,137
1,000	BlueMountain CLO Ltd., 2016-2, Rule 144A, LIBOR 3M + 6.000% (1),(8)	(BB-, NR)	07/20/29	6.254	982,450
1,000	BlueMountain CLO Ltd., 2016-2, Rule 144A, LIBOR 3M + 4.300% (1),(8)	(BBB-, NR)	08/20/32	4.460	1,007,540
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(8)	(BB-, NR)	01/15/30	5.441	712,669
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(8)	(B+, NR)	07/27/31	5.668	709,450
1,250	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 6.520% (1),(8)	(B+, NR)	10/18/30	6.759	1,222,230
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(8)	(B+, NR)	01/18/31	6.091	715,955
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(8)	(NR, Ba3)	01/18/31	5.641	728,031
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(8)	(B+, NR)	01/27/31	6.108	1,193,416
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(5),(9)	(NR, NR)	07/25/27	0.000	12,500
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(8)	(BB-, NR)	10/20/34	7.364	992,963
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(8)	(NR, Ba3)	10/16/30	5.741	480,571
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(8)	(NR, Ba3)	04/15/29	6.321	733,015
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(8)	(NR, Ba1)	01/22/35	5.843	997,242
1,000	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100% (1),(8)	(BBB-, NR)	07/17/35	3.341	1,001,206
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(8)	(BB-, NR)	10/20/32	7.484	999,113
1,000	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300% (1),(8)	(NR, Ba3)	07/20/30	6.554	987,065
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970% (1),(8)	(NR, Baa2)	07/17/28	3.211	500,174
1,000	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350% (1),(8)	(NR, Baa3)	07/20/30	3.604	1,000,655
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(8)	(NR, Ba3)	07/20/30	6.404	461,861
1,000	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.500% (1),(8)	(NR, Ba1)	10/20/31	3.754	967,790
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(8)	(NR, B1)	06/20/29	5.964	713,953
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(8)	(BBB-, NR)	07/14/31	3.588	486,282
TOTAL ASSET BACKED SECURITIES (Cost $25,874,919)					25,168,914

Number of Shares

COMMON STOCKS (2.3%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(7)	119,849
Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(7)	778,680
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(4),(5),(6),(7)	15
25,202	Proppants Holdings LLC(4),(5),(6),(7)	252

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Number of Shares		Value

COMMON STOCKS (continued)
Chemicals (continued)
6,341	UTEX Industries, Inc.(7)	$336,073
		336,340
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(4),(5),(6),(7)	372

Investments & Misc. Financial Services (1.4%)
7,000	Accelerate Acquisition Corp.(7)	67,830
43,189	ArcLight Clean Transition Corp. II(7)	425,412
48,000	Ares Acquisition Corp.(7)	466,560
10,000	Cartesian Growth Corp.(7)	99,000
49,770	CC Neuberger Principal Holdings III(7)	485,258
80,000	DHC Acquisition Corp.(7)	774,800
10,000	EJF Acquisition Corp.(7)	99,000
90,953	FTAC Hera Acquisition Corp.(7)	884,063
40,000	Gores Holdings VII, Inc.(7)	389,200
19,603	Gores Technology Partners, Inc.(7)	192,109
50,000	Hudson Executive Investment Corp. III(7)	485,500
155,000	KKR Acquisition Holdings I Corp.(7)	1,505,050
42,000	Mason Industrial Technology, Inc.(7)	408,240
15,000	Northern Star Investment Corp. IV(7)	145,650
30,000	Pathfinder Acquisition Corp.(7)	290,700
10,000	Pivotal Investment Corp. III(7)	97,200
12,000	Target Global Acquisition I Corp.(7)	119,880
15,000	Warburg Pincus Capital l Corp.(7)	145,800
		7,081,252
Metals & Mining - Excluding Steel (0.4%)
1,100,000	Taseko Mines Ltd.(7)	2,101,745

Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(7)	337,257

Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(7),(12)	862,579

Real Estate Investment Trusts (0.0%)
6,400	Global Net Lease, Inc.(7)	91,776

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(6),(7)	—
8	Sprint Industrial Holdings LLC, Class H(4),(5),(6),(7)	—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(6),(7)	100
		100
TOTAL COMMON STOCKS (Cost $10,770,288)		11,709,950

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(6),(7)	—

Investments & Misc. Financial Services (0.0%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(7)	1,167
8,537	ArcLight Clean Transition Corp. II expires 02/04/2023(7)	11,098
8,200	Ares Acquisition Corp. expires 12/31/2027(7)	4,133
3,333	Cartesian Growth Corp. expires 12/31/2027(7)	2,269
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(7)	7,495
26,666	DHC Acquisition Corp. expires 12/31/2027(7)	11,202
3,333	EJF Acquisition Corp. expires 02/28/2027(7)	3,700
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(7)	12,504
5,000	Gores Holdings VII, Inc. expires 12/31/2027(7)	4,500
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(7)	4,110
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(7)	32,542
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(7)	6,580
2,500	Northern Star Investment Corp. IV expires 12/31/2027(7)	1,300
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(7)	2,940
2,000	Pivotal Investment Corp. III expires 12/31/2027(7)	1,220

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Number of Shares		Value

WARRANTS (continued)
Investments & Misc. Financial Services (continued)
3,000	Warburg Pincus Capital expires 02/17/2022(7)	$2,421
		109,181
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(7)	4,480
TOTAL WARRANTS (Cost $162,436)		113,661

SHORT-TERM INVESTMENTS (7.2%)
31,885,637	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%	31,885,637
4,282,288	State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(13)	4,282,288
TOTAL SHORT-TERM INVESTMENTS (Cost $36,167,925)		36,167,925
TOTAL INVESTMENTS AT VALUE (103.1%) (Cost $528,271,089)		522,445,111
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)		(15,570,041)
NET ASSETS (100.0%)		$506,875,070

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities amounted to a value of $183,601,239 or 36.2% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Illiquid security (unaudited).
(6)	Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2022.
(9)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2022.
(10)	All or a portion is an unfunded loan commitment.
(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC— Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2022.

INVESTMENT ABBREVIATIONS

1M = 1 Month
2M = 2 Month
3M = 3 Month
6M = 6 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée
SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation

GBP	$1,083	USD	$1,440	10/12/22	Deutsche Bank AG	$1,440	$1,451	$11
USD	1,303,017	CAD	1,639,000	10/12/22	Deutsche Bank AG	(1,303,017)	(1,287,087)	15,930
USD	2,699,447	CAD	3,399,000	10/12/22	Morgan Stanley	(2,699,447)	(2,669,192)	30,255
USD	16,660	GBP	12,267	10/12/22	Deutsche Bank AG	(16,660)	(16,438)	222
USD	2,401	GBP	1,757	10/12/22	Morgan Stanley	(2,401)	(2,354)	47
								$46,465

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Depreciation
CAD	1,991,000	USD	1,571,698	10/12/22	Deutsche Bank AG	$1,571,698	$1,563,508	$(8,190)
CAD	440,000	USD	347,244	10/12/22	Morgan Stanley	347,244	345,527	(1,717)
GBP	10,364	USD	14,000	10/12/22	Barclays Bank PLC	14,000	13,888	(112)
USD	2,351	GBP	1,757	10/12/22	Barclays Bank PLC	(2,351)	(2,354)	(3)
								$(10,022)
								$36,443

Currency Abbreviations:

CAD = Canadian Dollar
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$170,976,830	$8,206		$170,985,036
Bank Loans	—	252,287,440	26,012,185		278,299,625
Asset Backed Securities	—	25,168,914	—		25,168,914
Common Stocks	10,053,453	1,655,758	739		11,709,950
Warrants	109,181	4,480	0	(1)	113,661
Short-term Investments	31,885,637	4,282,288	—		36,167,925
	$42,048,271	$454,375,710	$26,021,130		$522,445,111
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$46,465	$—		$46,465

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$10,022	$—	$10,022

(1)	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$7,269	$24,133,804	$739	$0	(1)	$24,141,812
Accrued discounts (premiums)	-	26,153	-	-		26,153
Purchases	-	12,547,004	-	-		12,547,004
Sales	-	(2,366,239)	-	-		(2,366,239)
Realized gain (loss)	-	2,169	(14,993)	-		(12,824)
Change in unrealized appreciation (depreciation)	937	(45,330)	14,993	-		(29,400)
Transfers into Level 3	-	3,807,574	-	-		3,807,574
Transfers out of Level 3	-	(12,092,950)	-	-		(12,092,950)
Balance as of January 31, 2022	$8,206	$26,012,185	$739	$0	(1)	$26,021,130

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2022	$937	$10,022	$-	$-		$10,959

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2022	Technique	Input	(Weighted Average)*
Corporate Bonds	$7,500	Vendor Pricing	Single Broker Quote	$0.01 (N/A)
	706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
Bank Loans	$22,470,185	Vendor Pricing	Single Broker Quote	$0.00 - $1.02 ($0.99)
	3,542,000	Recent Transactions	Trade Price	$0.97 - $1.00 ($0.98)
Common Stocks	$100	Recent Transactions	Trade Price	$5.22 (N/A)
	639	Income Approach	Expected Remaining Distribution	$0.00 - $0.01 ($0.01)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2022, $3,807,574 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $12,092,950 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.